John Hancock
Asset-Based Lending Fund
Quarterly portfolio holdings 1/31/2024

Consolidated Fund’s investments
As of 1-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 48.2%				$72,558,371
(Cost $71,885,145)
Asset backed securities 8.8%				13,268,295
Affirm Asset Securitization Trust
Series 2023-X1, Class C (A)	8.250	11-15-28	1,200,000	1,224,174
Exeter Automobile Receivables Trust
Series 2022-5A, Class D	7.400	02-15-29	3,500,000	3,604,588
Freedom Financial Freed Trust
Series 2022-4FP, Class D (A)	7.400	12-18-29	2,000,000	2,012,255
Pagaya AI Debt Trust
Series 2023-7, Class C (A)	8.798	07-15-31	3,000,000	3,058,923
Prosper Marketplace Issuance Trust
Series 2023-1A, Class C (A)	8.290	07-16-29	1,900,000	1,948,238
Westlake Automobile Receivables Trust
Series 2023-1A, Class D (A)	6.790	11-15-28	1,400,000	1,420,117
Collateralized loan obligations 9.2%				13,930,660
ALM, Ltd.
Series 2020-1A, Class D (3 month CME Term SOFR + 6.262%) (A)(B)	11.576	10-15-29	1,000,000	999,914
ARES L CLO, Ltd.
Series 2018-50A, Class D (3 month CME Term SOFR + 3.162%) (A)(B)	8.476	01-15-32	2,000,000	1,991,970
CIFC Funding, Ltd.
Series 2018-5A, Class C (3 month CME Term SOFR + 3.262%) (A)(B)	8.576	01-15-32	1,500,000	1,500,404
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)	8.960	07-18-30	3,730,000	3,714,069
GoldenTree Loan Opportunities IX, Ltd.
Series 2014-9A, Class DR2 (3 month CME Term SOFR + 3.262%) (A)(B)	8.581	10-29-29	1,250,000	1,250,568
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class DR (3 month CME Term SOFR + 3.362%) (A)(B)	8.676	07-15-33	2,500,000	2,500,155
Myers Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 3.312%) (A)(B)	8.629	10-20-30	2,000,000	1,973,580
Commercial mortgage backed securities 22.6%				33,984,743
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2022-FL2, Class D (1 month CME Term SOFR + 4.350%) (A)(B)	9.683	05-15-37	2,500,000	2,453,767
BDS, Ltd.
Series 2020-FL5, Class B (1 month CME Term SOFR + 1.914%) (A)(B)	7.249	02-16-37	1,000,000	994,154
BPCRE, Ltd.
Series 2022-FL2, Class AS (1 month CME Term SOFR + 3.100%) (A)(B)	8.435	01-16-37	1,000,000	1,000,367
BX Commercial Mortgage Trust
Series 2021-VOLT, Class E (1 month CME Term SOFR + 2.114%) (A)(B)	7.448	09-15-36	2,000,000	1,962,013
BX Trust
Series 2021-ARIA, Class F (1 month CME Term SOFR + 2.708%) (A)(B)	8.041	10-15-36	2,000,000	1,945,000
Series 2023-DELC, Class E (1 month CME Term SOFR + 5.286%) (A)(B)	10.619	05-15-38	2,500,000	2,512,500
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class F (1 month CME Term SOFR + 2.697%) (A)(B)	8.031	05-15-36	2,491,801	2,476,080
Extended Stay America Trust
Series 2021-ESH, Class E (1 month CME Term SOFR + 2.964%) (A)(B)	8.297	07-15-38	916,070	909,200
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(B)	8.300	12-15-36	2,000,000	1,874,611
KSL Commercial Mortgage Trust
Series 2023-HT, Class D (1 month CME Term SOFR + 4.287%) (A)(B)	9.620	12-15-36	2,000,000	2,012,500
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)	9.522	03-15-36	1,304,250	1,286,968
MF1, Ltd.
Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) (A)(B)	7.087	02-19-37	1,500,000	1,475,418
ORL Trust
Series 2023-GLKS, Class D (1 month CME Term SOFR + 4.301%) (A)(B)	9.634	10-19-36	2,500,000	2,503,906
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month CME Term SOFR + 1.314%) (A)(B)	6.650	07-25-36	2,500,000	2,437,510
Shelter Growth Issuer, Ltd.
Series 2023-FL5, Class D (1 month CME Term SOFR + 6.359%) (A)(B)	11.696	05-19-38	4,000,000	4,000,234
1	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
SMRT
Series 2022-MINI, Class D (1 month CME Term SOFR + 1.950%) (A)(B)	7.284	01-15-39	1,070,000	$1,037,900
THPT Mortgage Trust
Series 2023-THL, Class D (A)(C)	9.561	12-10-34	3,000,000	3,102,615
Residential mortgage backed securities 7.6%				11,374,673
Federal National Mortgage Association
Series 2022-R02, Class 2M2 (30 day Average SOFR + 3.000%) (A)(B)	8.345	01-25-42	3,000,000	3,075,000
Series 2023-R02, Class 1M1 (30 day Average SOFR + 2.300%) (A)(B)	7.645	01-25-43	2,141,004	2,194,970
Series 2024-R01, Class 1B1 (30 day Average SOFR + 2.700%) (A)(B)	8.045	01-25-44	4,000,000	4,008,749
Radnor, Ltd.
Series 2021-2, Class M2 (30 day Average SOFR + 5.000%) (A)(B)	10.345	11-25-31	2,000,000	2,095,954

Residential loans 19.3%				$29,045,911
(Cost $28,183,594)
JH Residential Whole Loan Trust (D)(E) 10.1%				15,133,724
Bank of America, Loan ID - R1D2138800 (F)	4.125	07-01-49	252,254	182,531
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	128,614	93,065
Bank of America, Loan ID - R1D2196022	5.028	12-18-50	94,778	68,581
Bank of America, Loan ID - R1D2207514 (G)	8.875	11-01-34	24,107	17,444
Bank of America, Loan ID - R1D2223768 (F)	3.500	04-01-57	74,772	54,105
Bank of America, Loan ID - R1D2226308	9.882	05-03-37	75,146	54,376
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	200,218	144,878
Bank of America, Loan ID - R1D3102002750	9.625	12-01-39	43,302	37,686
Bank of America, Loan ID - R1D3109974439	9.000	10-01-29	218,610	190,256
Bank of America, Loan ID - R1D3112231884	8.000	08-25-30	9,426	8,204
Bank of America, Loan ID - R1D3112822840	9.625	12-25-30	11,285	9,822
Bank of America, Loan ID - R1D3120441715	8.000	11-01-34	6,967	6,064
Bank of America, Loan ID - R1D3121930679	3.750	02-01-31	126,727	110,290
Bank of America, Loan ID - R1D320025752	11.875	02-01-28	3,232	2,813
Bank of America, Loan ID - R1D320064974 (G)	3.500	04-01-31	11,192	9,740
Bank of America, Loan ID - R1D320069911	10.750	03-01-37	16,861	14,674
Bank of America, Loan ID - R1D320115934	12.000	09-25-27	3,486	3,033
Bank of America, Loan ID - R1D320218223	8.250	04-01-61	14,477	12,599
Bank of America, Loan ID - R1D320231804 (G)	4.500	04-01-31	134,503	117,058
Bank of America, Loan ID - R1D320303063	8.250	06-01-35	24,932	21,698
Bank of America, Loan ID - R1D320346630	10.750	06-01-36	4,299	3,741
Bank of America, Loan ID - R1D320362149	8.250	08-25-27	1,199	1,043
Bank of America, Loan ID - R1D320385022	10.125	06-01-49	3,829	3,332
Bank of America, Loan ID - R1D320385105	10.250	10-01-40	10,692	9,305
Bank of America, Loan ID - R1D320404870	9.875	07-01-38	22,985	20,004
Bank of America, Loan ID - R1D320426786	8.250	08-01-31	12,080	10,514
Bank of America, Loan ID - R1D320575652	10.125	09-01-31	6,114	5,321
Bank of America, Loan ID - R1D320644951	10.500	08-01-46	3,001	2,612
Bank of America, Loan ID - R1D320669345	9.375	04-01-35	23,761	20,680
Bank of America, Loan ID - R1D320677076	11.250	11-01-53	2,444	2,127
Bank of America, Loan ID - R1D320678199	11.750	09-01-24	1,146	997
Bank of America, Loan ID - R1D320680408	8.250	09-01-54	2,570	2,237
Bank of America, Loan ID - R1D320904215	10.000	06-01-41	3,681	3,204
Bank of America, Loan ID - R1D321022384	10.750	01-01-37	3,647	3,174
Bank of America, Loan ID - R1D321026906	11.750	12-01-36	5,045	4,391
Bank of America, Loan ID - R1D321079876	8.625	10-25-27	13,810	12,019
Bank of America, Loan ID - R1D321106165 (G)	10.500	03-01-37	3,168	2,757
Bank of America, Loan ID - R1D321118983	9.000	04-01-24	6,733	5,859
Bank of America, Loan ID - R1D321137655	10.125	06-01-24	5,038	4,385
Bank of America, Loan ID - R1D321149797	10.750	01-01-38	3,670	3,194
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	2

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D321159892	8.250	12-01-26	8,324	$7,245
Bank of America, Loan ID - R1D321184120	10.125	01-01-52	1,944	1,692
Bank of America, Loan ID - R1D321201221	8.250	07-01-25	11,302	9,836
Bank of America, Loan ID - R1D321202019 (G)	10.750	10-01-35	6,439	5,604
Bank of America, Loan ID - R1D321268831	8.625	01-01-28	6,298	5,481
Bank of America, Loan ID - R1D321284414	8.750	10-01-27	6,015	5,235
Bank of America, Loan ID - R1D321285469	0.000	06-01-24	15,375	13,381
Bank of America, Loan ID - R1D321300638	10.750	05-01-36	3,471	3,021
Bank of America, Loan ID - R1D321302928	8.500	04-01-32	3,851	3,351
Bank of America, Loan ID - R1D321313401	14.375	09-25-27	1,759	1,531
Bank of America, Loan ID - R1D321360714	11.250	10-01-27	5,135	4,469
Bank of America, Loan ID - R1D321366583 (G)	10.125	08-01-37	4,649	4,046
Bank of America, Loan ID - R1D321458571 (F)	5.625	05-01-26	16,997	14,793
Bank of America, Loan ID - R1D321462500	8.250	02-01-29	55,257	48,090
Bank of America, Loan ID - R1D321466689	10.750	11-01-43	2,642	2,299
Bank of America, Loan ID - R1D321477062	8.250	12-25-27	9,133	7,948
Bank of America, Loan ID - R1D321481073	10.125	01-01-37	6,066	5,279
Bank of America, Loan ID - R1D321567782	10.125	07-01-35	6,783	5,903
Bank of America, Loan ID - R1D321624039	11.875	04-01-28	1,305	1,135
Bank of America, Loan ID - R1D321657284	8.250	07-01-30	9,193	8,001
Bank of America, Loan ID - R1D321672554 (G)	4.250	02-01-24	71,231	61,993
Bank of America, Loan ID - R1D321680064	8.625	01-01-28	5,316	4,626
Bank of America, Loan ID - R1D321747032	10.500	02-01-26	5,077	4,419
Bank of America, Loan ID - R1D321772642	12.875	07-01-24	7,502	6,529
Bank of America, Loan ID - R1D321778497	10.750	09-01-25	829	721
Bank of America, Loan ID - R1D321802346 (G)	10.500	07-01-42	5,227	4,549
Bank of America, Loan ID - R1D321804787	11.250	11-25-27	9,281	8,077
Bank of America, Loan ID - R1D321818469	12.875	05-01-30	7,995	6,958
Bank of America, Loan ID - R1D321840548	10.500	01-01-27	9,048	7,874
Bank of America, Loan ID - R1D321918874	11.875	10-01-37	4,578	3,984
Bank of America, Loan ID - R1D322074278	8.500	11-01-35	13,361	11,628
Bank of America, Loan ID - R1D322178401	9.000	05-01-29	14,012	12,195
Bank of America, Loan ID - R1D322667123	8.750	02-25-28	15,267	13,287
Bank of America, Loan ID - R1D322720318	8.250	07-01-38	32,051	27,894
Bank of America, Loan ID - R1D323504157	3.625	02-01-24	22,824	19,864
Bank of America, Loan ID - R1D323613087	0.000	10-01-31	11,919	10,373
Bank of America, Loan ID - R1D324031544	9.875	04-01-30	21,752	18,931
Bank of America, Loan ID - R1D325026231	10.875	07-01-32	34,110	29,686
Bank of America, Loan ID - R1D325438993	8.250	04-01-32	10,450	9,094
Bank of America, Loan ID - R1D32679861	10.750	12-01-37	3,240	2,820
Bank of America, Loan ID - R1D326967519 (F)	8.750	02-01-30	20,973	18,253
Bank of America, Loan ID - R1D329279749	9.375	02-01-37	9,401	8,181
Bank of America, Loan ID - R1D329973216	4.750	08-01-34	20,164	17,549
Bank of America, Loan ID - R1D330270792	4.000	06-25-28	129,220	112,460
Bank of America, Loan ID - R1D330690727	11.250	09-01-38	4,424	3,850
Bank of America, Loan ID - R1D331070648	8.625	05-01-37	7,499	6,527
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,760	9,364
Bank of America, Loan ID - R1D331351411	8.000	11-01-37	33,520	29,173
Bank of America, Loan ID - R1D331458114	3.500	05-25-28	11,109	9,668
Bank of America, Loan ID - R1D331576772	10.500	12-25-28	3,182	2,770
Bank of America, Loan ID - R1D332396107	1.000	06-01-28	21,284	18,523
Bank of America, Loan ID - R1D332409260 (G)	8.625	06-01-26	57	50
Bank of America, Loan ID - R1D333118907	8.625	11-01-28	10,143	8,828
Bank of America, Loan ID - R1D333435452 (G)	10.500	11-01-24	7,785	6,775
3	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D334715743 (G)	6.500	12-01-36	17,003	$14,797
Bank of America, Loan ID - R1D335198863	10.750	02-01-47	10,286	8,952
Bank of America, Loan ID - R1D336843934	10.000	07-01-57	4,416	3,843
Bank of America, Loan ID - R1D337634748	8.500	06-01-28	5,967	5,193
Bank of America, Loan ID - R1D338003284 (G)	11.125	09-01-41	23,229	20,216
Bank of America, Loan ID - R1D338042145	11.750	10-01-36	8,736	7,603
Bank of America, Loan ID - R1D338549417	11.750	09-25-28	9,181	7,990
Bank of America, Loan ID - R1D33861070	8.000	01-01-27	20,399	17,753
Bank of America, Loan ID - R1D33868215 (F)	9.250	12-25-28	11,310	9,843
Bank of America, Loan ID - R1D338772808	10.125	02-01-25	4,432	3,857
Bank of America, Loan ID - R1D338898471	9.000	10-01-37	6,622	5,763
Bank of America, Loan ID - R1D339013845	12.375	06-01-24	5,306	4,618
Bank of America, Loan ID - R1D339053586	10.750	01-01-26	1,013	882
Bank of America, Loan ID - R1D339156671	10.750	06-01-27	11,239	9,781
Bank of America, Loan ID - R1D339162089	11.750	10-01-25	9,510	8,276
Bank of America, Loan ID - R1D339392762	8.625	07-01-38	5,359	4,664
Bank of America, Loan ID - R1D339696568	10.125	10-01-28	11,255	9,796
Bank of America, Loan ID - R1D339751518	9.750	07-01-30	6,966	6,062
Bank of America, Loan ID - R1D339845590	11.000	11-01-35	1,754	1,526
Bank of America, Loan ID - R1D339870995	12.375	10-25-28	5,877	5,115
Bank of America, Loan ID - R1D339997495	11.750	08-01-31	9,016	7,846
Bank of America, Loan ID - R1D340114252 (G)	4.625	10-01-28	22,845	19,882
Bank of America, Loan ID - R1D340118397 (G)	11.500	02-01-62	223	194
Bank of America, Loan ID - R1D340286517	11.250	12-01-34	9,902	8,618
Bank of America, Loan ID - R1D340328413	8.750	06-01-48	5,201	4,527
Bank of America, Loan ID - R1D340556545	8.250	08-01-32	15,583	13,562
Bank of America, Loan ID - R1D340682846	4.000	02-01-35	30,523	26,564
Bank of America, Loan ID - R1D340799167	9.625	03-01-25	64,179	55,855
Bank of America, Loan ID - R1D340884636	10.750	09-01-37	9,180	7,990
Bank of America, Loan ID - R1D341154994	10.125	02-01-35	3,363	2,927
Bank of America, Loan ID - R1D341172732	10.750	03-01-25	6,515	5,670
Bank of America, Loan ID - R1D341220853	11.750	10-25-28	15,646	13,617
Bank of America, Loan ID - R1D341275604 (G)	11.750	09-01-24	2,591	2,255
Bank of America, Loan ID - R1D341322613	11.750	12-01-60	2,521	2,194
Bank of America, Loan ID - R1D341390326	11.875	11-01-37	4,770	4,152
Bank of America, Loan ID - R1D341457276	11.750	02-01-28	12,738	11,086
Bank of America, Loan ID - R1D341465565	8.250	10-25-28	4,319	3,759
Bank of America, Loan ID - R1D341636404	10.750	11-25-28	12,491	10,871
Bank of America, Loan ID - R1D344823261	10.750	12-01-30	649	564
Bank of America, Loan ID - R1D344880025	10.750	09-01-24	10,288	8,954
Bank of America, Loan ID - R1D344899622	8.250	07-01-29	38,298	33,330
Bank of America, Loan ID - R1D344988281 (G)	8.000	12-01-28	17,489	15,221
Bank of America, Loan ID - R1D345104108	11.250	07-25-29	18,127	15,776
Bank of America, Loan ID - R1D345110610 (G)	4.250	01-01-30	51,092	44,466
Bank of America, Loan ID - R1D345137370	10.125	11-01-38	4,414	3,842
Bank of America, Loan ID - R1D345207689	10.625	01-01-52	4,851	4,222
Bank of America, Loan ID - R1D345296610	10.125	04-01-28	18,688	16,264
Bank of America, Loan ID - R1D345477899	10.250	11-01-36	2,235	1,945
Bank of America, Loan ID - R1D345587535 (G)	9.875	11-01-36	27,471	23,908
Bank of America, Loan ID - R1D345602157	13.125	03-01-37	18,518	16,116
Bank of America, Loan ID - R1D345670228	10.125	11-25-28	4,833	4,206
Bank of America, Loan ID - R1D345744745	10.125	08-01-33	9,158	7,971
Bank of America, Loan ID - R1D345756898 (G)	6.625	04-01-25	3,995	3,477
Bank of America, Loan ID - R1D345890887	10.125	02-01-62	3,735	3,250
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	4

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D345901395	10.750	03-01-24	6,370	$5,544
Bank of America, Loan ID - R1D345907416	10.125	07-01-31	12,917	11,242
Bank of America, Loan ID - R1D345924792	3.750	05-01-35	52,677	45,845
Bank of America, Loan ID - R1D345932279	10.500	12-25-28	4,716	4,104
Bank of America, Loan ID - R1D345950224	9.000	09-05-33	1,128	982
Bank of America, Loan ID - R1D345954233	10.500	08-01-24	8,987	7,821
Bank of America, Loan ID - R1D346002313	3.625	09-01-35	121,229	105,506
Bank of America, Loan ID - R1D346131763	9.500	08-01-28	30,811	26,815
Bank of America, Loan ID - R1D346134156	3.500	06-01-30	25,854	22,501
Bank of America, Loan ID - R1D346443425	10.750	09-01-40	5,762	5,015
Bank of America, Loan ID - R1D346466520	11.750	05-01-36	8,744	7,610
Bank of America, Loan ID - R1D346560458	3.625	12-01-28	15,649	13,619
Bank of America, Loan ID - R1D346861677 (G)	11.000	07-01-24	6,412	5,580
Bank of America, Loan ID - R1D347017838	11.750	04-01-38	4,940	4,300
Bank of America, Loan ID - R1D347088470	10.500	02-01-25	3,736	3,252
Bank of America, Loan ID - R1D347304802	3.750	01-25-29	120,031	104,463
Bank of America, Loan ID - R1D347307643	10.625	01-01-29	16,002	13,926
Bank of America, Loan ID - R1D347309299 (G)	11.500	11-01-45	13,372	11,637
Bank of America, Loan ID - R1D347380108	11.375	03-01-26	9,305	8,098
Bank of America, Loan ID - R1D347661162	8.625	07-01-25	1,847	1,607
Bank of America, Loan ID - R1D347671501	10.000	12-01-32	27,696	24,104
Bank of America, Loan ID - R1D347751726	8.750	12-25-28	10,155	8,838
Bank of America, Loan ID - R1D347751887 (F)	8.250	11-25-28	17,426	15,166
Bank of America, Loan ID - R1D347806979	8.000	06-01-36	7,929	6,900
Bank of America, Loan ID - R1D347878229	9.500	10-05-33	9,432	8,208
Bank of America, Loan ID - R1D348024808	7.500	09-01-24	34,416	29,952
Bank of America, Loan ID - R1D348084672	8.000	02-25-29	18,271	15,901
Bank of America, Loan ID - R1D348108123 (G)	8.000	07-01-29	84,092	73,185
Bank of America, Loan ID - R1D348198056	9.375	04-01-25	4,953	4,311
Bank of America, Loan ID - R1D348255384	12.625	06-01-35	7,611	6,624
Bank of America, Loan ID - R1D348299081	11.750	01-25-29	9,986	8,691
Bank of America, Loan ID - R1D348366548	11.750	12-01-36	1,026	893
Bank of America, Loan ID - R1D348672470 (G)	3.000	12-01-31	24,887	21,659
Bank of America, Loan ID - R1D348696252	11.000	03-01-28	9,638	8,388
Bank of America, Loan ID - R1D348943151	11.250	05-01-37	9,983	8,688
Bank of America, Loan ID - R1D349060460	10.500	05-25-29	6,323	5,503
Bank of America, Loan ID - R1D349228775	11.875	07-01-34	4,784	4,164
Bank of America, Loan ID - R1D349494107	8.250	11-01-37	10,805	9,404
Bank of America, Loan ID - R1D349499896	9.375	02-25-29	8,886	7,733
Bank of America, Loan ID - R1D351511643 (F)	4.500	10-01-28	132,791	115,568
Bank of America, Loan ID - R1D351675329	8.000	10-01-33	39,320	34,221
Bank of America, Loan ID - R1D351889492	8.250	09-01-28	51,754	45,041
Bank of America, Loan ID - R1D352062298	9.500	06-01-28	39,263	34,171
Bank of America, Loan ID - R1D352391377 (F)	9.000	02-01-34	32,336	28,142
Bank of America, Loan ID - R1D354260276	8.250	04-01-29	11,186	9,735
Bank of America, Loan ID - R1D354445591	8.750	03-01-27	10,460	9,103
Bank of America, Loan ID - R1D355097223	9.375	12-01-55	26,523	23,083
Bank of America, Loan ID - R1D355097959	5.000	08-01-25	124,114	108,016
Bank of America, Loan ID - R1D355188130	10.375	03-01-37	5,695	4,956
Bank of America, Loan ID - R1D355403629	11.875	05-01-48	2,741	2,385
Bank of America, Loan ID - R1D356146903 (G)	8.000	09-01-35	30,442	26,494
Bank of America, Loan ID - R1D356173883	8.250	09-01-30	43,570	37,919
Bank of America, Loan ID - R1D356181172	8.250	06-25-29	21,701	18,886
Bank of America, Loan ID - R1D356499075	10.750	03-01-24	5,880	5,117
5	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D356699520	4.000	09-01-25	24,852	$21,629
Bank of America, Loan ID - R1D356859476	8.500	04-01-24	13,307	11,581
Bank of America, Loan ID - R1D357357292	11.750	12-01-32	9,439	8,215
Bank of America, Loan ID - R1D359564954	3.750	12-01-30	106,517	92,702
Bank of America, Loan ID - R1D360095964	10.500	01-01-24	14,055	12,232
Bank of America, Loan ID - R1D360234127	8.250	01-01-37	30,081	26,180
Bank of America, Loan ID - R1D360265715	11.250	03-01-35	6,957	6,055
Bank of America, Loan ID - R1D36034652	10.250	11-01-35	7,204	6,269
Bank of America, Loan ID - R1D361381490	8.250	02-01-27	17,913	15,590
Bank of America, Loan ID - R1D361469782	10.125	11-01-36	5,306	4,617
Bank of America, Loan ID - R1D361537011	4.130	05-25-29	212,814	185,212
Bank of America, Loan ID - R1D361608499	10.250	05-01-58	6,345	5,522
Bank of America, Loan ID - R1D36170513	10.125	05-01-29	1,607	1,398
Bank of America, Loan ID - R1D361739084	8.000	12-01-32	4,647	4,044
Bank of America, Loan ID - R1D361892055 (G)	11.250	01-01-32	16,621	14,465
Bank of America, Loan ID - R1D361936975	8.250	05-01-36	25,849	22,497
Bank of America, Loan ID - R1D361948846	9.500	09-01-51	4,431	3,856
Bank of America, Loan ID - R1D362044297	9.250	06-01-35	18,408	16,021
Bank of America, Loan ID - R1D362044305	9.250	05-01-31	18,415	16,026
Bank of America, Loan ID - R1D362088294	8.750	08-01-24	79,564	69,245
Bank of America, Loan ID - R1D362185211	8.250	05-25-29	58,037	50,509
Bank of America, Loan ID - R1D362633573	8.375	07-25-29	43,439	37,805
Bank of America, Loan ID - R1D362668892	3.875	06-01-25	36,757	31,989
Bank of America, Loan ID - R1D362733412 (G)	10.500	08-01-27	5,061	4,404
Bank of America, Loan ID - R1D362756193	10.125	06-25-29	3,921	3,412
Bank of America, Loan ID - R1D363207796	8.250	07-01-29	80,514	70,071
Bank of America, Loan ID - R1D363420996 (G)	11.000	05-25-29	12,655	11,014
Bank of America, Loan ID - R1D363599719	9.875	08-01-29	146,212	127,248
Bank of America, Loan ID - R1D363833514	8.625	05-01-28	12,391	10,784
Bank of America, Loan ID - R1D363873763 (G)	2.000	08-01-29	43,163	37,565
Bank of America, Loan ID - R1D363893233	3.750	05-01-30	157,317	136,913
Bank of America, Loan ID - R1D36389441	10.125	01-01-28	541	471
Bank of America, Loan ID - R1D363899752	11.750	11-01-37	8,783	7,644
Bank of America, Loan ID - R1D363904900	8.000	07-01-30	28,818	25,080
Bank of America, Loan ID - R1D364621981	9.500	12-01-47	3,555	3,094
Bank of America, Loan ID - R1D36487518	10.125	01-01-30	2,800	2,437
Bank of America, Loan ID - R1D36498874	10.875	11-01-35	2,469	2,148
Bank of America, Loan ID - R1D365497744	3.625	05-01-30	95,896	83,458
Bank of America, Loan ID - R1D365732055	8.250	02-01-48	7,606	6,619
Bank of America, Loan ID - R1D366122718	10.625	10-01-38	4,501	3,917
Bank of America, Loan ID - R1D366268863	10.125	10-01-27	2,677	2,330
Bank of America, Loan ID - R1D36627178	3.875	04-01-31	86,387	75,183
Bank of America, Loan ID - R1D366643686	9.375	09-25-29	47,519	41,356
Bank of America, Loan ID - R1D366683283	9.500	08-01-64	31,048	27,021
Bank of America, Loan ID - R1D366831278	8.000	08-25-29	29,119	25,342
Bank of America, Loan ID - R1D366865047	11.750	08-25-29	7,255	6,314
Bank of America, Loan ID - R1D366899536 (G)	4.875	12-01-35	39,661	34,517
Bank of America, Loan ID - R1D366957506	11.250	04-01-37	23,329	20,303
Bank of America, Loan ID - R1D367129539 (G)	10.125	03-01-25	11,111	9,670
Bank of America, Loan ID - R1D367146938	9.375	04-01-32	13,082	11,386
Bank of America, Loan ID - R1D367318342	10.125	07-01-27	5,169	4,498
Bank of America, Loan ID - R1D367340376	9.375	03-01-48	36,000	31,331
Bank of America, Loan ID - R1D36749564 (G)	11.500	06-01-35	18	16
Bank of America, Loan ID - R1D367593182	8.500	09-01-25	47,467	41,311
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	6

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D367822183	8.625	08-25-29	14,283	$12,430
Bank of America, Loan ID - R1D367978692	10.500	02-01-25	12,119	10,547
Bank of America, Loan ID - R1D367979468	10.625	09-01-28	12,341	10,740
Bank of America, Loan ID - R1D368071015	8.500	08-01-24	15,632	13,604
Bank of America, Loan ID - R1D368109493	10.500	02-01-49	1,478	1,286
Bank of America, Loan ID - R1D368227582 (G)	5.875	12-01-28	21,913	19,071
Bank of America, Loan ID - R1D368465662	10.500	06-01-26	3,304	2,876
Bank of America, Loan ID - R1D37065578	10.000	05-01-41	3,911	3,404
Bank of America, Loan ID - R1D37122842	9.375	12-01-43	1,450	1,262
Bank of America, Loan ID - R1D377116667 (G)	12.125	08-01-24	9,988	8,693
Bank of America, Loan ID - R1D378464847	9.875	09-25-29	18,136	15,784
Bank of America, Loan ID - R1D382472688 (F)	6.500	11-01-28	100,524	87,486
Bank of America, Loan ID - R1D382811963	3.875	02-01-36	119,330	103,853
Bank of America, Loan ID - R1D382866130 (G)	3.750	02-01-31	244,014	212,366
Bank of America, Loan ID - R1D382964334	8.250	04-01-25	2,886	2,512
Bank of America, Loan ID - R1D383023953	8.000	07-01-28	48,967	42,616
Bank of America, Loan ID - R1D383930490	8.000	05-01-37	29,463	25,641
Bank of America, Loan ID - R1D383989247	8.000	01-01-34	16,250	14,142
Bank of America, Loan ID - R1D384203747	3.750	10-25-29	185,824	161,723
Bank of America, Loan ID - R1D384640739	8.875	12-01-30	14,740	12,828
Bank of America, Loan ID - R1D385022522	8.250	10-01-29	47,410	41,261
Bank of America, Loan ID - R1D386282717	8.625	11-25-29	9,908	8,623
Bank of America, Loan ID - R1D3907159	10.750	12-01-38	2,284	1,988
Bank of America, Loan ID - R1D396995685	4.375	03-01-26	511,784	445,409
Bank of America, Loan ID - R1D397015502	8.625	05-25-30	14,144	12,309
Bank of America, Loan ID - R1D39701670	14.375	04-01-28	9,084	7,906
Bank of America, Loan ID - R1D4135626031	9.500	10-11-35	59,805	43,341
Bank of America, Loan ID - R1D4135626439	4.410	11-15-31	166,372	120,570
Bank of America, Loan ID - R1D4135734289	8.500	11-24-35	23,197	16,811
Bank of America, Loan ID - R1D4142769943	8.750	05-24-36	20,938	15,174
Bank of America, Loan ID - R1D4142800616	8.500	04-25-36	13,092	9,488
Bank of America, Loan ID - R1D4142828361	8.750	04-19-36	48,304	35,006
Bank of America, Loan ID - R1D4142856650	8.500	06-23-36	34,810	25,227
Bank of America, Loan ID - R1D4142878025	5.000	04-25-36	170,083	123,259
Bank of America, Loan ID - R1D4142880321	4.125	06-15-36	57,047	41,342
Bank of America, Loan ID - R1D4159368640	8.500	10-01-36	58,190	42,170
Bank of America, Loan ID - R1D4169970719	4.750	02-24-37	40,085	29,049
Bank of America, Loan ID - R1D4176255967	9.125	07-25-32	21,282	15,423
Bank of America, Loan ID - R1D4872500158	5.125	08-01-55	9,996	7,244
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	168,189	121,887
Bank of America, Loan ID - R1D4875021313	8.840	02-01-34	10,357	7,506
Bank of America, Loan ID - R1D4875387526	7.640	01-01-29	21,916	15,883
Bank of America, Loan ID - R1D4875700321	7.100	06-30-30	17,365	12,584
Bank of America, Loan ID - R1D4875704583	7.750	09-22-30	10,623	7,698
Bank of America, Loan ID - R1D4875758189	2.740	03-29-33	391,134	283,455
Bank of America, Loan ID - R1D4875825663	8.500	08-25-26	19,063	13,815
Bank of America, Loan ID - R1D4875958325	8.440	12-01-31	16,492	11,951
Bank of America, Loan ID - R1D4875960106	8.090	04-15-32	43,228	31,327
Bank of America, Loan ID - R1D4875973630	8.090	03-01-31	22,201	16,089
Bank of America, Loan ID - R1D4876049582	8.240	07-18-32	18,248	13,224
Bank of America, Loan ID - R1D4876098035	4.240	03-12-33	24,031	17,415
Bank of America, Loan ID - R1D4876317082	7.490	07-29-30	59,371	43,026
Bank of America, Loan ID - R1D4876484679	7.740	06-26-31	99,115	71,829
Bank of America, Loan ID - R1D4876635543	7.740	09-17-32	28,074	20,345
7	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D4876762155	7.740	01-16-36	64,216	$46,537
Bank of America, Loan ID - R1D4876763347	4.375	01-03-54	349,245	253,098
Bank of America, Loan ID - R1D4876765322	7.990	05-25-35	34,075	24,694
Bank of America, Loan ID - R1D4876771641	2.740	06-01-35	137,964	99,982
Bank of America, Loan ID - R1D4876787441	3.000	09-01-54	297,418	215,538
Bank of America, Loan ID - R1D4877096402	9.240	05-01-35	30,803	22,323
Bank of America, Loan ID - R1D4877182962	5.059	11-12-31	48,719	35,307
Bank of America, Loan ID - R1D4877458965	4.000	10-20-34	51,318	37,190
Bank of America, Loan ID - R1D4877498694	7.690	12-10-29	9,393	6,807
Bank of America, Loan ID - R1D4877518820	9.040	10-19-31	19,677	14,260
Bank of America, Loan ID - R1D4877521188	6.190	02-09-32	14,232	10,314
Capital Asset Management, Loan ID - R1D1153882 (G)	3.900	09-01-47	68,706	51,378
Capital Asset Management, Loan ID - R1D1164563 (F)	2.496	07-01-50	479,912	358,878
Capital Asset Management, Loan ID - R1D1164608 (F)	9.020	01-01-39	78,688	58,843
Capital Asset Management, Loan ID - R1D1182587	3.000	09-01-54	101,779	76,110
Capital Asset Management, Loan ID - R1D1182798	5.050	12-01-60	124,423	93,044
Capital Asset Management, Loan ID - R1D1183348 (F)	4.000	05-01-48	41,111	30,743
Capital Asset Management, Loan ID - R1D1183623 (G)	12.375	11-01-36	53,886	40,296
Capital Asset Management, Loan ID - R1D1183665	9.000	02-01-62	322,691	241,308
Capital Asset Management, Loan ID - R1D1183940	4.000	07-01-56	110,507	82,637
Capital Asset Management, Loan ID - R1D1184084	2.000	02-01-49	47,316	35,383
Capital Asset Management, Loan ID - R1D1184204 (G)	12.375	12-01-36	66,797	49,951
Capital Asset Management, Loan ID - R1D1184992	4.000	11-10-43	34,084	25,488
Capital Asset Management, Loan ID - R1D1185065 (F)	3.000	02-01-62	73,256	54,781
Capital Asset Management, Loan ID - R1D1185111	4.000	08-01-53	85,605	64,015
Capital Asset Management, Loan ID - R1D1185232	10.750	10-01-36	91,192	68,193
Capital Asset Management, Loan ID - R1D1213420	7.650	03-01-37	53,221	39,799
Capital Asset Management, Loan ID - R1D1214687	9.000	01-01-52	146,342	109,434
Capital Asset Management, Loan ID - R1D1214825 (F)	10.250	02-01-37	132,387	98,999
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,174	35,277
Capital Asset Management, Loan ID - R1D1233673	11.000	02-15-27	10,422	7,794
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	20,899	15,628
Capital Asset Management, Loan ID - R1D1250210 (G)	7.350	04-15-32	152,147	113,776
Capital Asset Management, Loan ID - R1D1250878	7.500	10-25-38	6,284	4,699
Capital Asset Management, Loan ID - R1D1251042 (F)	6.000	07-05-41	42,100	31,483
Capital Asset Management, Loan ID - R1D1251693 (G)	5.000	01-06-26	10,058	7,521
Capital Asset Management, Loan ID - R1D1251729	4.000	04-06-29	18,312	13,694
Capital Asset Management, Loan ID - R1D1252559	5.500	08-10-37	56,358	42,145
Capital Asset Management, Loan ID - R1D1253196	4.250	12-01-49	24,322	18,188
Capital Asset Management, Loan ID - R1D1270166	4.500	08-01-27	5,629	4,209
Capital Asset Management, Loan ID - R1D1270232	6.696	12-01-32	9,351	6,993
Capital Asset Management, Loan ID - R1D1270489	4.999	02-01-25	7,305	5,462
Capital Asset Management, Loan ID - R1D1270661 (F)	4.625	04-01-24	3,130	2,340
Capital Asset Management, Loan ID - R1D1270777 (G)	4.000	03-01-34	72,212	54,000
Capital Asset Management, Loan ID - R1D1271079	4.999	10-01-38	34,023	25,442
Capital Asset Management, Loan ID - R1D1271156	4.875	02-01-40	39,648	29,649
Capital Asset Management, Loan ID - R1D1271259	4.250	09-01-24	4,117	3,079
Capital Asset Management, Loan ID - R1D1271288	3.875	05-01-27	11,543	8,632
Capital Asset Management, Loan ID - R1D1272159	11.496	04-01-28	14,694	10,988
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	16,416	12,276
Capital Asset Management, Loan ID - R1D1273594	8.004	06-01-34	11,080	8,286
Capital Asset Management, Loan ID - R1D1275196	10.690	04-01-25	1,327	993
Capital Asset Management, Loan ID - R1D1282178	3.500	11-01-38	65,605	49,059
Capital Asset Management, Loan ID - R1D1282763	4.500	12-01-36	16,052	12,004
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	8

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1282909	2.000	06-01-50	23,623	$17,666
Capital Asset Management, Loan ID - R1D1282990	7.000	11-01-34	15,025	11,235
Capital Asset Management, Loan ID - R1D1283326	4.000	05-01-36	86,436	64,637
Capital Asset Management, Loan ID - R1D1284156	4.000	11-01-49	30,182	22,570
Capital Asset Management, Loan ID - R1D1284260	4.500	11-01-36	20,417	15,268
Capital Asset Management, Loan ID - R1D1285038	7.750	11-01-37	104,070	77,823
Capital Asset Management, Loan ID - R1D1285155 (G)	4.625	01-01-38	1,486	1,112
Capital Asset Management, Loan ID - R1D1285308	9.125	12-01-38	33,096	24,749
Capital Asset Management, Loan ID - R1D1314052	2.000	06-01-48	76,680	57,341
Capital Asset Management, Loan ID - R1D1314469 (G)	5.000	08-22-31	1,351	1,010
Capital Asset Management, Loan ID - R1D1314557 (F)	12.514	11-12-21	6,074	4,542
Capital Asset Management, Loan ID - R1D1314706 (F)	4.000	08-03-46	84,310	63,047
Capital Asset Management, Loan ID - R1D1314775	4.000	10-28-37	22,661	16,946
Capital Asset Management, Loan ID - R1D1314892	2.000	07-28-33	9,924	7,421
Capital Asset Management, Loan ID - R1D1315361	4.000	11-10-39	54,528	40,776
Capital Asset Management, Loan ID - R1D1315396	4.000	06-28-26	2,449	1,831
Capital Asset Management, Loan ID - R1D1315613	5.000	05-28-24	663	496
Capital Asset Management, Loan ID - R1D1315686 (G)	4.000	09-28-40	28,979	21,670
Capital Asset Management, Loan ID - R1D1315846	13.000	06-21-24	1,267	947
Capital Asset Management, Loan ID - R1D1316119 (G)	15.500	02-16-26	6,180	4,622
Capital Asset Management, Loan ID - R1D1316201	13.750	07-13-25	502	376
Capital Asset Management, Loan ID - R1D1316526	12.990	08-04-24	1,210	905
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	35,501	26,548
Capital Asset Management, Loan ID - R1D1316856	15.080	06-23-24	3,892	2,910
Capital Asset Management, Loan ID - R1D1316964	6.000	07-01-57	55,353	41,393
Capital Asset Management, Loan ID - R1D1317365	4.000	02-01-48	30,952	23,146
Capital Asset Management, Loan ID - R1D1317596 (F)	6.000	07-02-34	43,464	32,502
Capital Asset Management, Loan ID - R1D1317620	7.000	05-01-32	81,230	60,744
Capital Asset Management, Loan ID - R1D1317738	3.000	06-01-58	76,152	56,946
Capital Asset Management, Loan ID - R1D1318197	2.000	08-09-37	53,045	39,667
Capital Asset Management, Loan ID - R1D1318692	0.000	10-14-27	4,336	3,242
Capital Asset Management, Loan ID - R1D1318890	0.000	03-27-33	9,181	6,866
Capital Asset Management, Loan ID - R1D1319206	0.001	09-13-25	2,486	1,859
Capital Asset Management, Loan ID - R1D1319235 (G)	0.001	03-28-24	808	604
Capital Asset Management, Loan ID - R1D1319347	0.000	11-12-24	888	664
Capital Asset Management, Loan ID - R1D1320040	0.000	01-12-28	3,979	2,976
Capital Asset Management, Loan ID - R1D1320277	0.000	03-29-25	1,096	819
Capital Asset Management, Loan ID - R1D1320523	14.875	09-23-25	3,758	2,810
Capital Asset Management, Loan ID - R1D1320554	0.000	06-12-28	3,641	2,723
Capital Asset Management, Loan ID - R1D1320600	0.000	01-19-30	4,718	3,528
Capital Asset Management, Loan ID - R1D1320611	0.000	06-18-53	12,706	9,502
Capital Asset Management, Loan ID - R1D1320655 (G)	0.000	03-21-26	1,991	1,489
Capital Asset Management, Loan ID - R1D1320758 (G)	0.000	12-15-34	5,683	4,250
Capital Asset Management, Loan ID - R1D1320769	0.000	07-28-30	5,213	3,898
Capital Asset Management, Loan ID - R1D1320882	0.001	10-15-27	4,779	3,573
Capital Asset Management, Loan ID - R1D1329809	0.000	02-20-28	2,747	2,054
Capital Asset Management, Loan ID - R1D1330166 (F)	0.000	04-15-23	70	52
Capital Asset Management, Loan ID - R1D1330294	11.000	12-01-24	2,885	2,157
Capital Asset Management, Loan ID - R1D1330308	0.000	11-01-37	17,739	13,265
Capital Asset Management, Loan ID - R1D1330504 (F)	0.000	09-15-31	11,482	8,586
Capital Asset Management, Loan ID - R1D1330858	16.000	07-01-36	59,988	44,859
Capital Asset Management, Loan ID - R1D1331024 (H)	12.389	01-15-23	14,346	10,728
Capital Asset Management, Loan ID - R1D1331435 (F)	13.930	04-04-24	19,840	14,836
Capital Asset Management, Loan ID - R1D1331710 (F)	0.000	11-01-35	34,522	25,816
9	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1331723	5.000	10-01-51	44,526	$33,297
Capital Asset Management, Loan ID - R1D1332032	0.000	08-01-35	11,883	8,886
Capital Asset Management, Loan ID - R1D1332281	0.000	04-01-35	14,615	10,929
Capital Asset Management, Loan ID - R1D1332368 (F)	0.000	06-01-26	14,376	10,750
Capital Asset Management, Loan ID - R1D1332371	0.000	08-01-38	28,116	21,025
Capital Asset Management, Loan ID - R1D1332645	10.000	09-01-31	12,507	9,352
Capital Asset Management, Loan ID - R1D1332898	0.000	03-01-37	23,444	17,531
Capital Asset Management, Loan ID - R1D1332973	10.000	08-01-38	9,829	7,350
Capital Asset Management, Loan ID - R1D1333226 (G)	0.000	09-01-25	42,517	31,795
Capital Asset Management, Loan ID - R1D1333231	0.000	08-01-37	13,281	9,931
Capital Asset Management, Loan ID - R1D1333549 (F)	12.990	07-01-20	7,155	5,350
Capital Asset Management, Loan ID - R1D1333604 (F)	0.000	12-01-37	60,233	45,042
Capital Asset Management, Loan ID - R1D1333763 (F)	0.000	08-19-18	1,991	1,489
Capital Asset Management, Loan ID - R1D1333871	14.128	04-13-47	18,836	14,085
Capital Asset Management, Loan ID - R1D1333909	9.000	11-01-31	32,489	24,295
Capital Asset Management, Loan ID - R1D1333910	11.000	05-01-29	12,833	9,596
Capital Asset Management, Loan ID - R1D1333990 (F)	0.000	12-01-35	78,064	58,376
Capital Asset Management, Loan ID - R1D1334016	10.000	06-01-36	6,447	4,821
Capital Asset Management, Loan ID - R1D1334151	4.950	11-15-24	857	641
Capital Asset Management, Loan ID - R1D1334290	14.442	08-11-24	16,990	12,705
Capital Asset Management, Loan ID - R1D1334425	0.000	10-01-37	23,986	17,937
Capital Asset Management, Loan ID - R1D1343795	8.625	06-01-35	6,539	4,890
Capital Asset Management, Loan ID - R1D1343906	0.000	08-01-33	43,073	32,210
Capital Asset Management, Loan ID - R1D1343962	0.000	12-01-32	35,788	26,762
Capital Asset Management, Loan ID - R1D1344031	6.500	05-01-47	74,047	55,372
Capital Asset Management, Loan ID - R1D1344132	6.375	05-01-36	72,317	54,079
Capital Asset Management, Loan ID - R1D1344220	4.000	02-01-48	85,244	63,746
Capital Asset Management, Loan ID - R1D1344325	4.880	03-01-28	7,265	5,433
Capital Asset Management, Loan ID - R1D1346422	0.000	10-01-41	40,578	30,344
Capital Asset Management, Loan ID - R1D1346464	0.000	02-01-28	12,396	9,270
Capital Asset Management, Loan ID - R1D1346507 (G)	0.000	03-01-36	38,385	28,704
Capital Asset Management, Loan ID - R1D1346637	0.000	07-01-27	7,920	5,923
Capital Asset Management, Loan ID - R1D1346756 (G)	3.250	06-25-26	4,136	3,093
Capital Asset Management, Loan ID - R1D1347209	4.875	05-28-31	96,282	72,000
Capital Asset Management, Loan ID - R1D1347245	0.000	09-19-27	20,505	15,333
Capital Asset Management, Loan ID - R1D1347265	0.000	09-01-47	113,630	84,972
Capital Asset Management, Loan ID - R1D1347290 (F)	0.000	08-28-45	40,566	30,335
Capital Asset Management, Loan ID - R1D1347456	5.000	06-12-36	182,765	136,671
Capital Asset Management, Loan ID - R1D1347704	7.250	08-22-31	5,108	3,820
Capital Asset Management, Loan ID - R1D1347760	0.000	04-15-49	50,228	37,560
Capital Asset Management, Loan ID - R1D1372678	14.726	11-15-24	12,642	9,454
Capital Asset Management, Loan ID - R1D1372940 (G)	6.000	02-01-26	4,829	3,611
Capital Asset Management, Loan ID - R1D1373064 (F)	14.090	03-01-23	5,159	3,858
Capital Asset Management, Loan ID - R1D1373109	14.300	01-01-35	13,696	10,242
Capital Asset Management, Loan ID - R1D1373336 (F)	4.250	07-01-22	7,456	5,575
Capital Asset Management, Loan ID - R1D1373352	10.720	12-01-28	12,638	9,451
Capital Asset Management, Loan ID - R1D1373527	5.000	10-01-24	5,811	4,345
Capital Asset Management, Loan ID - R1D1374120 (F)	13.249	06-01-21	1,155	864
Capital Asset Management, Loan ID - R1D1374601 (G)	9.996	06-01-28	10,641	7,957
Capital Asset Management, Loan ID - R1D1374845	14.442	02-01-27	8,677	6,489
Capital Asset Management, Loan ID - R1D1374951	4.000	04-26-32	11,454	8,565
Capital Asset Management, Loan ID - R1D1375028	14.350	06-01-29	12,183	9,111
Capital Asset Management, Loan ID - R1D1376601 (F)	5.250	08-01-21	6,650	4,973
Capital Asset Management, Loan ID - R1D1377044	11.004	05-01-24	4,346	3,250
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1377352	14.310	07-01-27	11,215	$8,386
Capital Asset Management, Loan ID - R1D1377549 (F)	14.310	01-01-22	13,357	9,989
Capital Asset Management, Loan ID - R1D1377633	8.556	01-01-29	6,855	5,126
Capital Asset Management, Loan ID - R1D1377868	14.730	03-03-24	5,999	4,486
Capital Asset Management, Loan ID - R1D1377871 (F)	14.600	10-01-21	7,058	5,278
Capital Asset Management, Loan ID - R1D1377909 (F)	14.069	04-01-22	9,701	7,254
Capital Asset Management, Loan ID - R1D1378049 (F)	11.004	07-01-19	8,072	6,036
Capital Asset Management, Loan ID - R1D1378988	13.961	05-01-24	4,715	3,526
Capital Asset Management, Loan ID - R1D1379024	14.442	05-01-24	6,462	4,833
Capital Asset Management, Loan ID - R1D1379215	10.692	04-01-32	12,566	9,397
Capital Asset Management, Loan ID - R1D1379345	14.069	07-01-24	13,233	9,896
Capital Asset Management, Loan ID - R1D1379406 (F)	5.750	09-01-25	8,277	6,189
Capital Asset Management, Loan ID - R1D1379505 (F)	5.250	06-01-21	6,773	5,065
Capital Asset Management, Loan ID - R1D1381089	14.290	01-01-27	8,951	6,693
Capital Asset Management, Loan ID - R1D1382459 (G)	11.290	09-01-24	8,526	6,376
Capital Asset Management, Loan ID - R1D1382688	10.480	10-01-28	5,568	4,164
Capital Asset Management, Loan ID - R1D1383326	11.450	08-01-30	9,535	7,130
Capital Asset Management, Loan ID - R1D1383898 (G)	13.000	03-01-28	8,754	6,546
Capital Asset Management, Loan ID - R1D1383904 (F)	14.447	04-01-26	12,148	9,084
Capital Asset Management, Loan ID - R1D1384406 (H)	14.148	07-01-23	9,112	6,814
Capital Asset Management, Loan ID - R1D1384420 (F)	14.350	02-01-24	10,451	7,815
Capital Asset Management, Loan ID - R1D1385696	13.400	11-01-40	8,971	6,709
Capital Asset Management, Loan ID - R1D1385744	13.340	12-22-31	11,938	8,927
Capital Asset Management, Loan ID - R1D1385799	11.100	09-01-31	18,199	13,609
Capital Asset Management, Loan ID - R1D1386024 (G)	8.688	05-01-28	6,731	5,033
Capital Asset Management, Loan ID - R1D1386273 (G)	9.960	11-01-28	8,789	6,572
Capital Asset Management, Loan ID - R1D1386378	14.140	08-01-25	4,293	3,210
Capital Asset Management, Loan ID - R1D1386617	14.140	05-15-29	9,749	7,290
Capital Asset Management, Loan ID - R1D1386680 (G)	11.000	02-19-34	12,973	9,702
Capital Asset Management, Loan ID - R1D1387438	12.996	04-01-27	7,425	5,552
Capital Asset Management, Loan ID - R1D1387610 (G)	13.656	09-23-32	13,973	10,449
Capital Asset Management, Loan ID - R1D1388178	12.000	06-01-25	5,647	4,223
Capital Asset Management, Loan ID - R1D1388286	6.996	01-01-31	15,480	11,576
Capital Asset Management, Loan ID - R1D1388781	14.660	12-20-35	14,110	10,551
Capital Asset Management, Loan ID - R1D138888	3.000	05-01-57	25,921	19,383
Capital Asset Management, Loan ID - R1D1388909 (F)	5.250	10-01-21	9,162	6,851
Capital Asset Management, Loan ID - R1D1388910	7.000	01-01-29	9,916	7,415
Capital Asset Management, Loan ID - R1D1389180	11.060	03-01-27	14,893	11,137
Capital Asset Management, Loan ID - R1D1390047	14.347	05-05-25	6,857	5,128
Capital Asset Management, Loan ID - R1D1390407 (F)	6.000	01-01-21	8,762	6,552
Capital Asset Management, Loan ID - R1D1391149 (F)	14.280	03-01-20	1,033	773
Capital Asset Management, Loan ID - R1D1391275	14.908	02-05-32	10,676	7,983
Capital Asset Management, Loan ID - R1D1391842 (G)	13.970	06-28-35	14,995	11,213
Capital Asset Management, Loan ID - R1D1392359	6.000	05-01-31	8,385	6,270
Capital Asset Management, Loan ID - R1D1392485 (F)	8.304	02-01-22	8,524	6,375
Capital Asset Management, Loan ID - R1D1392492	9.000	05-01-61	18,632	13,933
Capital Asset Management, Loan ID - R1D1392795 (F)	5.000	11-01-21	6,706	5,015
Capital Asset Management, Loan ID - R1D1392980 (F)	0.000	09-01-25	6,998	5,233
Capital Asset Management, Loan ID - R1D1393130 (F)	4.000	02-01-29	10,329	7,724
Capital Asset Management, Loan ID - R1D1393642 (F)	6.750	06-01-23	4,011	2,999
Capital Asset Management, Loan ID - R1D1394137	14.070	02-28-34	9,435	7,055
Capital Asset Management, Loan ID - R1D1394164	14.707	02-01-27	10,533	7,877
Capital Asset Management, Loan ID - R1D1394267 (F)	4.500	10-01-22	8,456	6,324
Capital Asset Management, Loan ID - R1D1394335	6.996	08-01-31	10,006	7,482
11	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1394531	11.890	05-01-28	11,692	$8,743
Capital Asset Management, Loan ID - R1D1395006	13.690	02-28-30	9,850	7,365
Capital Asset Management, Loan ID - R1D1395284	14.840	04-01-37	6,993	5,230
Capital Asset Management, Loan ID - R1D1395613 (F)	14.810	02-01-23	14,939	11,172
Capital Asset Management, Loan ID - R1D1399385 (F)	5.250	10-22-21	2,114	1,581
Capital Asset Management, Loan ID - R1D1400833	9.000	07-01-31	33,361	24,947
Capital Asset Management, Loan ID - R1D1401070 (G)	5.000	06-01-25	40,202	30,063
Capital Asset Management, Loan ID - R1D1401643	10.000	05-01-36	79,778	59,658
Capital Asset Management, Loan ID - R1D1402424	11.000	10-01-31	14,741	11,023
Capital Asset Management, Loan ID - R1D1402439	9.000	10-01-41	53,793	40,226
Capital Asset Management, Loan ID - R1D1403559	0.000	04-29-30	5,515	4,124
Capital Asset Management, Loan ID - R1D1404136	0.000	06-01-37	19,952	14,920
Capital Asset Management, Loan ID - R1D1404279	0.000	11-17-37	29,098	21,759
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	24,216	18,109
Capital Asset Management, Loan ID - R1D1404613 (F)	10.000	04-01-25	19,675	14,713
Capital Asset Management, Loan ID - R1D1405209	0.000	08-06-37	50,595	37,835
Capital Asset Management, Loan ID - R1D1405315	0.000	11-01-36	12,545	9,381
Capital Asset Management, Loan ID - R1D1405456	3.000	12-01-32	17,294	12,932
Capital Asset Management, Loan ID - R1D1405485 (F)	8.000	02-01-32	36,563	27,342
Capital Asset Management, Loan ID - R1D1406200 (F)	6.000	04-01-29	66,665	49,852
Capital Asset Management, Loan ID - R1D1406329 (F)	7.000	04-01-35	61,092	45,685
Capital Asset Management, Loan ID - R1D1407533	0.000	03-26-37	89,345	66,812
Capital Asset Management, Loan ID - R1D1407869	0.000	08-30-28	3,938	2,945
Capital Asset Management, Loan ID - R1D1408372	0.000	07-26-30	8,449	6,318
Capital Asset Management, Loan ID - R1D1409498	9.000	12-01-39	59,798	44,717
Capital Asset Management, Loan ID - R1D1409506	9.000	10-01-36	37,832	28,291
Capital Asset Management, Loan ID - R1D1409607	7.000	09-01-26	9,018	6,744
Capital Asset Management, Loan ID - R1D1410621	10.000	11-30-37	170,961	127,845
Capital Asset Management, Loan ID - R1D1493873 (G)	6.750	08-20-29	96,719	72,327
Capital Asset Management, Loan ID - R1D1493895	6.500	11-20-33	52,650	39,371
Capital Asset Management, Loan ID - R1D1494672	5.000	01-01-40	21,723	16,244
Capital Asset Management, Loan ID - R1D1495224	0.000	09-01-30	169,701	126,902
Capital Asset Management, Loan ID - R1D1495602	0.000	10-08-29	1,476	1,104
Capital Asset Management, Loan ID - R1D1500901	0.000	09-29-25	1,740	1,301
Capital Asset Management, Loan ID - R1D1526783	6.750	03-01-32	29,287	21,900
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	362,532	271,101
Capital Asset Management, Loan ID - R1D1582022	3.125	05-01-30	32,437	24,256
Capital Asset Management, Loan ID - R1D1582110	3.000	07-23-28	12,243	9,155
Capital Asset Management, Loan ID - R1D1582190 (F)	2.000	06-01-28	13,666	10,219
Capital Asset Management, Loan ID - R1D1582271 (F)	7.000	10-01-28	20,422	15,272
Capital Asset Management, Loan ID - R1D1582336	14.500	09-26-28	7,836	5,860
Capital Asset Management, Loan ID - R1D1582428	3.000	01-01-43	77,132	57,679
Capital Asset Management, Loan ID - R1D1582473	13.250	11-26-28	9,200	6,880
Capital Asset Management, Loan ID - R1D1582572	5.000	02-01-29	4,003	2,993
Capital Asset Management, Loan ID - R1D1582660	9.990	03-01-25	3,029	2,265
Capital Asset Management, Loan ID - R1D1582688 (G)	6.750	02-01-30	15,939	11,919
Capital Asset Management, Loan ID - R1D1582848 (F)	13.990	05-24-32	13,783	10,307
Capital Asset Management, Loan ID - R1D1582910	14.000	07-19-29	15,811	11,824
Capital Asset Management, Loan ID - R1D1583003	14.125	07-26-29	10,115	7,564
Capital Asset Management, Loan ID - R1D1583069	13.990	08-10-24	667	499
Capital Asset Management, Loan ID - R1D1583072	12.400	08-18-29	39,242	29,345
Capital Asset Management, Loan ID - R1D1583115	12.990	09-01-29	23,198	17,347
Capital Asset Management, Loan ID - R1D1583160	14.500	10-01-29	14,489	10,835
Capital Asset Management, Loan ID - R1D1583173	12.125	09-14-29	31,449	23,518
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	12

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1583207 (G)	5.000	10-01-31	28,047	$20,973
Capital Asset Management, Loan ID - R1D1583243	5.000	01-01-25	2,191	1,638
Capital Asset Management, Loan ID - R1D1583263	7.625	08-22-34	48,116	35,981
Capital Asset Management, Loan ID - R1D1583276 (G)	4.000	04-01-31	24,606	18,401
Capital Asset Management, Loan ID - R1D1583326 (G)	3.875	03-01-37	37,540	28,073
Capital Asset Management, Loan ID - R1D1583331	4.000	06-01-27	13,805	10,324
Capital Asset Management, Loan ID - R1D1583357	6.500	06-01-28	11,343	8,482
Capital Asset Management, Loan ID - R1D1583368	4.000	01-01-31	9,927	7,424
Capital Asset Management, Loan ID - R1D1583454	5.000	02-28-35	28,140	21,043
Capital Asset Management, Loan ID - R1D1583654	5.000	05-01-35	20,103	15,033
Capital Asset Management, Loan ID - R1D1583726	3.000	09-03-35	14,799	11,067
Capital Asset Management, Loan ID - R1D1583836	11.750	06-27-30	27,317	20,428
Capital Asset Management, Loan ID - R1D1583852 (G)	5.000	05-01-36	26,585	19,880
Capital Asset Management, Loan ID - R1D1583960	5.000	03-01-35	12,514	9,358
Capital Asset Management, Loan ID - R1D1584039	13.350	08-04-25	7,308	5,465
Capital Asset Management, Loan ID - R1D1584055	10.950	09-01-25	10,545	7,885
Capital Asset Management, Loan ID - R1D1584390	6.000	12-01-30	10,303	7,704
Capital Asset Management, Loan ID - R1D1584462 (F)	5.000	09-01-29	16,561	12,385
Capital Asset Management, Loan ID - R1D1584480	5.875	06-01-25	7,180	5,369
Capital Asset Management, Loan ID - R1D1584516	8.000	07-01-32	48,097	35,967
Capital Asset Management, Loan ID - R1D1584589	13.900	05-25-30	30,652	22,921
Capital Asset Management, Loan ID - R1D1584642	13.700	05-20-30	11,801	8,825
Capital Asset Management, Loan ID - R1D1584662	5.000	12-09-35	23,481	17,559
Capital Asset Management, Loan ID - R1D1584697	4.875	02-01-36	25,774	19,274
Capital Asset Management, Loan ID - R1D1584709 (F)	2.000	02-01-31	10,292	7,696
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	24,248	18,133
Capital Asset Management, Loan ID - R1D1584783	10.975	03-01-26	9,983	7,465
Capital Asset Management, Loan ID - R1D1584804	11.700	02-24-31	56,380	42,161
Capital Asset Management, Loan ID - R1D1584828	12.375	04-01-31	19,717	14,745
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	24,095	18,018
Capital Asset Management, Loan ID - R1D1584860	12.250	04-01-31	20,657	15,448
Capital Asset Management, Loan ID - R1D1584895	14.125	05-01-26	17,408	13,018
Capital Asset Management, Loan ID - R1D1584985	12.875	10-15-24	1,051	786
Capital Asset Management, Loan ID - R1D1585078 (G)	12.250	04-01-24	3,891	2,910
Capital Asset Management, Loan ID - R1D1585124	5.000	12-01-24	1,063	795
Capital Asset Management, Loan ID - R1D1585269	14.625	05-17-24	952	712
Capital Asset Management, Loan ID - R1D1585322	5.000	07-08-29	4,235	3,167
Capital Asset Management, Loan ID - R1D1585429	5.000	08-06-29	11,475	8,581
Capital Asset Management, Loan ID - R1D1585515	5.000	08-13-24	1,020	763
Capital Asset Management, Loan ID - R1D1585528	12.999	08-26-24	2,548	1,905
Capital Asset Management, Loan ID - R1D1585674	5.000	09-28-24	1,693	1,266
Capital Asset Management, Loan ID - R1D1585708	15.125	09-14-24	1,944	1,454
Capital Asset Management, Loan ID - R1D1585719	5.000	11-16-29	10,376	7,759
Capital Asset Management, Loan ID - R1D1585737	5.000	01-23-28	7,616	5,695
JH Residential Whole Loan Trust II (D)(E) 8.5%				12,875,961
Achieve, Loan ID - R21032529806	14.000	07-01-33	23,112	23,450
Achieve, Loan ID - R21032915287	11.750	10-01-38	56,714	57,542
Achieve, Loan ID - R21032915397	13.250	10-01-33	50,033	50,764
Achieve, Loan ID - R21032915410	14.500	10-01-38	35,769	36,292
Achieve, Loan ID - R21032915436	13.500	10-01-38	23,600	23,944
Achieve, Loan ID - R21032915481	13.500	10-01-33	29,901	30,338
Achieve, Loan ID - R21032915517	15.000	10-01-38	29,626	30,058
Achieve, Loan ID - R21032915588	11.750	10-01-33	41,982	42,595
13	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032915630	14.000	10-01-38	64,460	$65,401
Achieve, Loan ID - R21032915669	10.000	10-01-33	49,257	49,976
Achieve, Loan ID - R21032915724	13.250	10-01-33	40,165	40,751
Achieve, Loan ID - R21032915782	13.500	10-01-33	39,474	40,051
Achieve, Loan ID - R21032915834	13.750	10-01-33	33,209	33,694
Achieve, Loan ID - R21032916697	10.000	10-01-38	103,758	105,273
Achieve, Loan ID - R21032916707	10.000	10-01-38	80,443	81,618
Achieve, Loan ID - R21032916710	10.000	10-01-38	54,800	55,601
Achieve, Loan ID - R21032916736	12.250	10-01-33	65,320	66,274
Achieve, Loan ID - R21032916765	12.750	10-01-33	55,310	56,117
Achieve, Loan ID - R21032916781	13.250	10-01-33	22,647	22,978
Achieve, Loan ID - R21032916804	13.750	10-01-33	49,493	50,215
Achieve, Loan ID - R21032916859	14.000	10-01-38	51,251	51,999
Achieve, Loan ID - R21032916862	14.000	10-01-38	43,929	44,570
Achieve, Loan ID - R21032916875	14.250	10-01-33	26,154	26,536
Achieve, Loan ID - R21032916927	15.000	10-01-38	26,461	26,847
Achieve, Loan ID - R21032927686	15.000	10-01-38	18,426	18,695
Achieve, Loan ID - R21032927709	15.000	10-01-38	31,417	31,876
Achieve, Loan ID - R21032927770	13.750	10-01-33	41,400	42,005
Achieve, Loan ID - R21032927819	14.250	10-01-33	18,729	19,003
Achieve, Loan ID - R21032927835	14.250	10-01-33	79,354	80,513
Achieve, Loan ID - R21032927864	14.250	10-01-33	43,867	44,507
Achieve, Loan ID - R21032927877	14.250	10-01-33	147,840	149,996
Achieve, Loan ID - R21032927903	15.250	10-01-33	22,968	23,303
Achieve, Loan ID - R21032927929	14.250	10-01-33	67,030	68,008
Achieve, Loan ID - R21032927945	13.250	10-01-33	45,640	46,306
Achieve, Loan ID - R21032927958	13.750	10-01-33	34,305	34,805
Achieve, Loan ID - R21032927974	14.250	10-01-33	106,378	107,931
Achieve, Loan ID - R21032927987	10.750	10-01-33	39,720	40,300
Achieve, Loan ID - R21032927990	15.000	10-01-38	21,587	21,902
Achieve, Loan ID - R21032928025	12.500	10-01-33	59,536	60,406
Achieve, Loan ID - R21032928038	12.500	10-01-38	74,148	75,230
Achieve, Loan ID - R21032928054	13.500	10-01-33	59,933	60,808
Achieve, Loan ID - R21032928070	14.500	10-01-38	124,499	126,317
Achieve, Loan ID - R21032928083	14.500	10-01-38	61,015	61,905
Achieve, Loan ID - R21032928106	14.500	10-01-38	122,032	123,813
Achieve, Loan ID - R21032928135	11.750	10-01-33	43,370	44,003
Achieve, Loan ID - R21032928177	13.250	10-01-33	42,683	43,307
Achieve, Loan ID - R21032928203	12.125	10-01-33	59,045	59,907
Achieve, Loan ID - R21032928232	12.250	10-01-33	35,190	35,703
Achieve, Loan ID - R21032928258	13.750	10-01-33	86,941	88,211
Achieve, Loan ID - R21032928261	15.000	10-01-38	89,065	90,365
Achieve, Loan ID - R21032928287	13.250	10-01-33	71,908	72,958
Achieve, Loan ID - R21032928290	13.500	10-01-33	31,495	31,955
Achieve, Loan ID - R21032928339	15.000	10-01-33	27,158	27,554
Achieve, Loan ID - R21032928397	10.000	10-01-33	50,057	50,788
Achieve, Loan ID - R21032928410	13.250	10-01-33	48,104	48,806
Achieve, Loan ID - R21032928481	13.750	10-01-33	38,297	38,856
Achieve, Loan ID - R21032928494	14.000	10-01-38	30,438	30,883
Achieve, Loan ID - R21032928517	15.000	10-01-38	64,662	65,606
Achieve, Loan ID - R21032930291	14.250	10-01-33	33,242	33,727
Achieve, Loan ID - R21032930327	13.250	10-01-33	22,114	22,437
Achieve, Loan ID - R21032930330	13.750	10-01-33	25,511	25,884
Achieve, Loan ID - R21032930343	13.750	10-01-33	57,771	58,614
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	14

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032930356	14.250	10-01-33	39,299	$39,873
Achieve, Loan ID - R21032930369	14.250	10-01-33	26,447	26,833
Achieve, Loan ID - R21032930385	14.500	10-01-38	51,771	52,527
Achieve, Loan ID - R21032930398	14.500	10-01-38	49,958	50,688
Achieve, Loan ID - R21032930453	10.000	10-01-38	94,422	95,801
Achieve, Loan ID - R21032930482	13.750	10-01-33	33,392	33,879
Achieve, Loan ID - R21032930576	13.500	10-01-38	49,382	50,103
Achieve, Loan ID - R21032930589	14.250	10-01-33	30,036	30,474
Achieve, Loan ID - R21032930592	15.000	10-01-33	47,189	47,878
Achieve, Loan ID - R21032957193	13.750	10-01-33	83,103	84,316
Achieve, Loan ID - R21032957216	15.000	10-01-33	54,431	55,225
Achieve, Loan ID - R21032957229	10.250	10-01-33	93,570	94,936
Achieve, Loan ID - R21032957232	10.250	10-01-33	42,899	43,525
Achieve, Loan ID - R21032957245	10.250	10-01-33	20,023	20,315
Achieve, Loan ID - R21032957290	12.250	10-01-33	25,379	25,749
Achieve, Loan ID - R21032957326	12.250	10-01-33	44,659	45,311
Achieve, Loan ID - R21032957355	12.750	10-01-33	59,117	59,981
Achieve, Loan ID - R21032957407	13.250	10-01-33	144,587	146,698
Achieve, Loan ID - R21032957436	13.250	10-01-33	24,442	24,799
Achieve, Loan ID - R21032957449	13.250	10-01-33	71,948	72,999
Achieve, Loan ID - R21032957452	13.250	10-01-33	56,064	56,882
Achieve, Loan ID - R21032957517	13.750	10-01-33	41,404	42,008
Achieve, Loan ID - R21032957533	13.750	10-01-33	36,395	36,927
Achieve, Loan ID - R21032957559	13.750	10-01-33	27,093	27,489
Achieve, Loan ID - R21032957588	13.750	10-01-33	19,768	20,056
Achieve, Loan ID - R21032957614	14.250	10-01-33	29,454	29,884
Achieve, Loan ID - R21032957708	14.250	10-01-33	42,876	43,502
Achieve, Loan ID - R21032957753	15.125	10-01-38	40,800	41,396
Achieve, Loan ID - R21032957766	15.000	10-01-33	39,035	39,605
Achieve, Loan ID - R21032957782	15.000	10-01-38	123,877	125,685
Achieve, Loan ID - R21032957818	14.250	10-01-33	48,728	49,440
Achieve, Loan ID - R21032957821	14.250	10-01-33	29,995	30,432
Achieve, Loan ID - R21032957889	12.750	10-01-33	77,020	78,144
Achieve, Loan ID - R21032957892	13.750	10-01-33	33,734	34,226
Achieve, Loan ID - R21032957902	13.750	10-01-33	27,931	28,339
Achieve, Loan ID - R21032957915	12.250	10-01-33	48,859	49,573
Achieve, Loan ID - R21032957957	14.250	10-01-33	26,699	27,089
Achieve, Loan ID - R21032957973	12.750	10-01-33	147,544	149,698
Achieve, Loan ID - R21032958024	15.000	10-01-33	25,273	25,642
Achieve, Loan ID - R21032958037	15.000	10-01-33	64,726	65,671
Achieve, Loan ID - R21032958053	10.000	10-01-38	66,467	67,437
Achieve, Loan ID - R21032958066	10.000	10-01-33	59,207	60,072
Achieve, Loan ID - R21032958134	15.000	10-01-38	48,289	48,995
Achieve, Loan ID - R21032958176	15.000	10-01-33	41,987	42,600
Achieve, Loan ID - R21032958189	15.000	10-01-38	44,347	44,995
Achieve, Loan ID - R21032958215	12.500	10-01-33	18,689	18,962
Achieve, Loan ID - R21032958257	14.500	10-01-38	19,222	19,502
Achieve, Loan ID - R21032973892	13.250	10-01-33	58,881	59,741
Achieve, Loan ID - R21032973931	11.500	10-01-38	31,623	32,085
Achieve, Loan ID - R21032973999	15.000	10-01-38	51,085	51,830
Achieve, Loan ID - R21032974024	13.000	10-01-38	83,568	84,788
Achieve, Loan ID - R21032974079	13.500	10-01-38	29,728	30,162
Achieve, Loan ID - R21032974105	13.500	10-01-38	39,111	39,682
Achieve, Loan ID - R21032974118	12.250	10-01-33	38,580	39,143
15	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21032974147	12.250	10-01-33	90,412	$91,732
Achieve, Loan ID - R21032974192	13.750	10-01-33	71,631	72,676
Achieve, Loan ID - R21032974202	15.250	10-01-33	41,759	42,369
Achieve, Loan ID - R21032974228	13.250	10-01-33	32,975	33,457
Achieve, Loan ID - R21032974273	14.500	10-01-38	90,636	91,959
Achieve, Loan ID - R21032974299	15.000	10-01-38	42,052	42,666
Achieve, Loan ID - R21032974309	13.500	10-01-38	49,086	49,803
Achieve, Loan ID - R21032974325	12.250	10-01-33	122,173	123,957
Achieve, Loan ID - R21032974354	15.000	10-01-33	45,804	46,472
Achieve, Loan ID - R21032974367	13.750	10-01-33	43,371	44,005
Achieve, Loan ID - R21032974370	14.250	10-01-33	50,036	50,766
Achieve, Loan ID - R21032974383	12.500	10-01-33	23,216	23,555
Achieve, Loan ID - R21032974396	12.500	10-01-38	42,185	42,801
Achieve, Loan ID - R21032974406	12.500	10-01-33	79,561	80,723
Achieve, Loan ID - R21032974422	11.000	10-01-38	27,278	27,676
Achieve, Loan ID - R21032974464	13.500	10-01-38	52,296	53,059
Achieve, Loan ID - R21032974516	13.750	10-01-33	99,890	101,349
Achieve, Loan ID - R21032974545	15.000	10-01-33	38,742	39,308
Achieve, Loan ID - R21032974587	15.000	10-01-38	100,195	101,658
Achieve, Loan ID - R21032974600	12.500	10-01-38	25,686	26,061
Achieve, Loan ID - R21032974613	10.000	10-01-38	97,586	99,011
Achieve, Loan ID - R21032974626	10.750	10-01-33	42,645	43,267
Achieve, Loan ID - R21032975379	9.750	11-01-33	72,609	73,669
Achieve, Loan ID - R21032975382	10.000	11-01-33	49,718	50,444
Achieve, Loan ID - R21032975447	12.500	11-01-38	53,051	53,826
Achieve, Loan ID - R21032975492	13.250	11-01-33	26,999	27,393
Achieve, Loan ID - R21032975515	13.250	11-01-33	74,123	75,205
Achieve, Loan ID - R21032975528	13.250	11-01-33	50,437	51,174
Achieve, Loan ID - R21032975531	13.750	11-01-33	23,606	23,951
Achieve, Loan ID - R21032975560	14.000	11-01-38	48,956	49,671
Achieve, Loan ID - R21032975609	14.500	11-01-38	28,031	28,441
Achieve, Loan ID - R21032975612	14.500	11-01-38	98,629	100,069
Achieve, Loan ID - R21032975625	14.500	11-01-38	55,865	56,681
Achieve, Loan ID - R21032975667	12.250	11-01-33	51,342	52,092
Achieve, Loan ID - R21032975696	15.000	11-01-38	95,042	96,429
Achieve, Loan ID - R21032975706	15.000	11-01-33	56,221	57,042
Achieve, Loan ID - R21032975719	15.000	11-01-33	31,087	31,541
Achieve, Loan ID - R21032975722	15.000	11-01-33	70,917	71,953
Achieve, Loan ID - R21032975735	15.000	11-01-33	74,134	75,216
Achieve, Loan ID - R21032975748	12.500	11-01-38	70,768	71,801
Achieve, Loan ID - R21032975764	15.000	11-01-38	36,080	36,607
Achieve, Loan ID - R21032975777	12.125	11-01-33	35,219	35,733
Achieve, Loan ID - R21032975780	12.750	11-01-33	34,916	35,425
Achieve, Loan ID - R21032975816	13.750	11-01-33	42,816	43,441
Achieve, Loan ID - R21032975845	13.750	11-01-33	47,464	48,157
Achieve, Loan ID - R21032976611	13.750	10-01-33	29,550	29,982
Achieve, Loan ID - R21032976666	13.250	11-01-33	22,944	23,279
Achieve, Loan ID - R21032976750	15.000	11-01-38	68,306	69,303
Achieve, Loan ID - R21032976763	14.500	11-01-38	43,257	43,889
Achieve, Loan ID - R21032976844	14.250	11-01-33	71,580	72,625
Achieve, Loan ID - R21032976860	14.000	11-01-38	46,484	47,162
Achieve, Loan ID - R21032976899	15.000	10-01-38	35,438	35,956
Achieve, Loan ID - R21032976912	12.250	11-01-33	32,052	32,520
Achieve, Loan ID - R21032976925	13.500	11-01-33	40,149	40,735
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	16

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21034263665	14.000	01-01-39	40,150	$40,150
Achieve, Loan ID - R21034263830	13.250	01-01-34	42,000	42,000
Achieve, Loan ID - R21034263953	10.500	01-01-34	31,900	31,900
Achieve, Loan ID - R21034264017	14.250	01-01-34	87,600	87,600
Achieve, Loan ID - R21034264088	12.750	01-01-34	51,700	51,700
Achieve, Loan ID - R21034282772	12.750	01-01-34	47,950	47,950
Achieve, Loan ID - R21034294841	13.250	02-01-34	78,600	78,600
Achieve, Loan ID - R21034294870	12.750	02-01-34	40,550	40,550
Achieve, Loan ID - R21034294906	12.500	02-01-34	36,800	36,800
Achieve, Loan ID - R21034294948	14.500	02-01-39	39,600	39,600
Achieve, Loan ID - R21034294951	14.500	02-01-39	103,900	103,900
Achieve, Loan ID - R21034294980	13.250	02-01-39	75,200	75,200
Achieve, Loan ID - R21034294993	14.500	02-01-39	20,800	20,800
Achieve, Loan ID - R21034295031	11.000	02-01-34	36,900	36,900
Achieve, Loan ID - R21034295125	15.000	02-01-39	18,050	18,050
Achieve, Loan ID - R21034295248	10.250	02-01-34	83,200	83,200
Achieve, Loan ID - R21034295264	10.750	02-01-34	40,500	40,500
Achieve, Loan ID - R21034295277	10.750	02-01-34	31,000	31,000
Achieve, Loan ID - R21034295345	12.750	02-01-34	89,100	89,100
Achieve, Loan ID - R21034295358	12.750	02-01-34	30,300	30,300
Achieve, Loan ID - R21034295387	12.750	02-01-34	24,400	24,400
Achieve, Loan ID - R21034295413	12.750	02-01-34	25,500	25,500
Achieve, Loan ID - R21034295455	13.250	02-01-34	22,500	22,500
Achieve, Loan ID - R21034295484	13.750	02-01-34	150,000	150,000
Achieve, Loan ID - R21034295497	13.750	02-01-34	40,300	40,300
Achieve, Loan ID - R21034295523	13.750	02-01-34	25,300	25,300
Achieve, Loan ID - R21034295581	14.250	02-01-34	39,400	39,400
Achieve, Loan ID - R21034295604	14.625	02-01-39	78,750	78,750
Achieve, Loan ID - R21034295617	10.250	02-01-34	31,900	31,900
Achieve, Loan ID - R21034295743	12.750	02-01-34	73,100	73,100
Achieve, Loan ID - R21034295785	14.750	02-01-39	24,200	24,200
Achieve, Loan ID - R21034295808	12.500	02-01-34	83,500	83,500
Achieve, Loan ID - R21034295811	12.750	02-01-34	68,000	68,000
Achieve, Loan ID - R21034295853	13.250	02-01-34	136,000	136,000
Achieve, Loan ID - R21034295866	10.750	02-01-34	74,400	74,400
Achieve, Loan ID - R21034295918	14.500	02-01-34	27,800	27,800
Achieve, Loan ID - R21034401553	13.750	02-01-34	70,650	70,650
Achieve, Loan ID - R21034401647	13.000	02-01-34	36,800	36,800
Achieve, Loan ID - R21034401702	10.750	02-01-34	31,000	31,000
Achieve, Loan ID - R21034401728	13.000	02-01-39	79,550	79,550
Achieve, Loan ID - R21034401760	12.250	02-01-34	51,900	51,900
Achieve, Loan ID - R21034401799	13.750	02-01-39	150,000	150,000
Achieve, Loan ID - R21034401809	10.250	02-01-34	51,000	51,000
Achieve, Loan ID - R21034401841	11.000	02-01-39	56,000	56,000
Achieve, Loan ID - R21034401854	10.250	02-01-34	68,550	68,550
Achieve, Loan ID - R21034401867	11.000	02-01-34	53,700	53,700
Achieve, Loan ID - R21034401951	12.500	02-01-34	32,500	32,500
Achieve, Loan ID - R21034401964	14.250	02-01-34	50,000	50,000
Achieve, Loan ID - R21034401980	13.250	02-01-34	88,200	88,200
Achieve, Loan ID - R21034402002	13.750	02-01-34	132,400	132,400
Achieve, Loan ID - R21034402015	14.250	02-01-34	32,950	32,950
Achieve, Loan ID - R21034402060	13.250	02-01-34	32,550	32,550
Achieve, Loan ID - R21034402099	13.750	02-01-34	28,750	28,750
Achieve, Loan ID - R21034402196	14.250	02-01-34	116,700	116,700
17	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R21034402206	13.750	02-01-34	87,500	$87,500
Achieve, Loan ID - R21034402219	13.000	02-01-34	150,000	150,000
Achieve, Loan ID - R21034402222	14.750	02-01-39	57,000	57,000
Achieve, Loan ID - R21034402293	12.250	02-01-34	37,000	37,000
Achieve, Loan ID - R21034406875	13.250	02-01-34	110,100	110,100
Achieve, Loan ID - R21034406901	14.750	02-01-34	43,500	43,500
Achieve, Loan ID - R21034406930	13.250	02-01-34	37,100	37,100
Achieve, Loan ID - R21034406998	12.750	02-01-34	68,000	68,000
Achieve, Loan ID - R21034407049	13.250	02-01-34	88,700	88,700
Achieve, Loan ID - R21034410997	13.750	02-01-34	54,100	54,100
Achieve, Loan ID - R21034411417	13.500	02-01-34	46,500	46,500
Achieve, Loan ID - R21034411488	12.000	02-01-39	49,000	49,000
Residential whole loans 0.7%				1,036,226
ACHM Trust
Series 2023-HE2, Class D PO (A)	3.952	10-25-38	675,473	263,750

Series 2023-HE2, Class XS IO (A)(E)	0.000	10-25-38	7,413,393	772,476
Consumer loans 8.2%				$12,281,209
(Cost $12,808,084)
JH Consumer Loan Trust (D)(E) 8.2%				12,281,209
Achieve, Loan ID - C13198977	15.490	12-30-26	13,605	12,744
Achieve, Loan ID - C18648251	20.990	12-14-26	23,956	22,440
Achieve, Loan ID - C21301780	17.740	12-15-27	34,693	32,497
Achieve, Loan ID - C22491604	5.990	12-07-24	5,544	5,193
Achieve, Loan ID - C22697841	26.990	02-28-28	45,107	42,251
Achieve, Loan ID - C22901419	22.990	12-16-27	44,089	41,298
Achieve, Loan ID - C22901867	24.740	01-20-28	19,914	18,653
Achieve, Loan ID - C22902472	16.740	12-10-26	34,108	31,949
Achieve, Loan ID - C23042033	20.240	01-27-28	16,468	15,426
Achieve, Loan ID - C23204818	12.240	01-27-25	31,150	29,178
Achieve, Loan ID - C23253984	14.990	01-15-26	25,037	23,452
Achieve, Loan ID - C23300084	16.490	01-25-27	16,805	15,742
Achieve, Loan ID - C23301086	21.740	02-13-28	21,157	19,817
Achieve, Loan ID - C23500788	8.490	01-15-28	11,392	10,671
Achieve, Loan ID - C23511393	25.490	01-20-26	9,777	9,158
Achieve, Loan ID - C23614192	17.990	12-10-26	19,552	18,314
Achieve, Loan ID - C23614815	5.990	01-27-25	6,060	5,677
Achieve, Loan ID - C23688425	25.990	01-21-27	8,798	8,241
Achieve, Loan ID - C23885575	13.740	01-24-27	20,084	18,812
Achieve, Loan ID - C23889197	25.740	12-11-27	14	13
Achieve, Loan ID - C23902626	23.990	01-23-28	22,510	21,086
Achieve, Loan ID - C23957099	26.990	12-01-27	31,446	29,456
Achieve, Loan ID - C23957226	22.240	12-11-25	29,417	27,555
Achieve, Loan ID - C23964782	26.990	12-10-27	39,953	37,424
Achieve, Loan ID - C23965795	20.990	12-09-24	5,833	5,464
Achieve, Loan ID - C23966505	26.990	02-25-28	19,821	18,567
Achieve, Loan ID - C23983604	17.240	01-23-25	13,718	12,849
Achieve, Loan ID - C23985013	26.990	02-28-28	10,294	9,642
Achieve, Loan ID - C23988868	21.740	12-10-27	20,178	18,900
Achieve, Loan ID - C23991064	16.240	01-14-26	11,686	10,946
Achieve, Loan ID - C23992646	26.990	01-15-28	10,785	10,103
Achieve, Loan ID - C23992707	21.990	12-04-27	43,915	41,136
Achieve, Loan ID - C23993030	17.990	01-27-28	31,777	29,765
Achieve, Loan ID - C23993503	18.740	12-13-27	29,114	27,271
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	18

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C23993537	22.990	12-16-26	32,347	$30,300
Achieve, Loan ID - C23993575	19.990	12-02-26	19,884	18,625
Achieve, Loan ID - C23993654	26.240	02-25-28	21,292	19,945
Achieve, Loan ID - C23994196	18.740	12-11-27	43,276	40,536
Achieve, Loan ID - C23994896	26.990	02-22-28	30,230	28,317
Achieve, Loan ID - C23995817	5.990	12-16-24	3,755	3,517
Achieve, Loan ID - C24002565	26.990	12-10-27	9,446	8,848
Achieve, Loan ID - C24003540	23.990	01-25-26	13,489	12,635
Achieve, Loan ID - C24016122	24.490	01-23-26	17,366	16,267
Achieve, Loan ID - C24053632 (G)	25.490	12-11-27	2,373	2,223
Achieve, Loan ID - C24095448	26.990	02-25-28	18,413	17,248
Achieve, Loan ID - C24100561	26.740	12-14-27	17,627	16,511
Achieve, Loan ID - C24111885	25.990	02-25-28	38,318	35,893
Achieve, Loan ID - C24113374	16.990	12-12-27	10,419	9,760
Achieve, Loan ID - C24117426	25.490	01-26-26	30,310	28,391
Achieve, Loan ID - C24118254	16.240	01-25-28	43,250	40,513
Achieve, Loan ID - C24119783	26.740	01-20-28	17,473	16,367
Achieve, Loan ID - C24120666	20.490	12-12-27	35,022	32,805
Achieve, Loan ID - C24122905	16.240	01-30-26	21,912	20,525
Achieve, Loan ID - C24135793	17.990	01-27-28	19,647	18,403
Achieve, Loan ID - C24152557	24.990	02-27-28	28,768	26,947
Achieve, Loan ID - C24160824	21.490	01-26-28	13,268	12,428
Achieve, Loan ID - C24166360	26.990	02-27-28	8,575	8,032
Achieve, Loan ID - C24173305	21.490	01-15-27	8,735	8,182
Achieve, Loan ID - C24178392	14.240	01-26-28	24,013	22,493
Achieve, Loan ID - C24208997	16.990	12-13-27	13,341	12,496
Achieve, Loan ID - C24217475	19.740	01-27-27	16,528	15,481
Achieve, Loan ID - C24219111	13.740	12-14-26	40,151	37,610
Achieve, Loan ID - C24220083	25.740	02-27-28	27,278	25,551
Achieve, Loan ID - C24221058	25.490	01-21-26	13,093	12,264
Achieve, Loan ID - C24222725	20.990	12-16-26	11,429	10,705
Achieve, Loan ID - C24223658	8.740	12-14-25	27,788	26,029
Achieve, Loan ID - C24225924	25.490	01-18-26	12,619	11,821
Achieve, Loan ID - C24226452	18.740	01-29-27	11,950	11,194
Achieve, Loan ID - C24228404	19.740	01-27-27	25,580	23,960
Achieve, Loan ID - C24234040	15.490	01-27-28	18,117	16,971
Achieve, Loan ID - C24238978	8.740	02-24-26	24,423	22,877
Achieve, Loan ID - C24240396	18.990	01-20-25	17,294	16,199
Achieve, Loan ID - C24247499	23.490	12-16-25	26,845	25,146
Achieve, Loan ID - C24250851	9.240	01-20-26	17,796	16,669
Achieve, Loan ID - C24251631	21.740	01-21-28	30,257	28,341
Achieve, Loan ID - C24253181	24.990	12-15-25	7,440	6,969
Achieve, Loan ID - C24253285	15.490	01-27-27	40,489	37,926
Achieve, Loan ID - C24255215	25.490	01-29-26	5,322	4,985
Achieve, Loan ID - C24273844	5.990	12-30-24	3,623	3,393
Achieve, Loan ID - C24275554	25.490	12-20-25	9,533	8,929
Achieve, Loan ID - C24281913	26.990	02-29-28	35,063	32,844
Achieve, Loan ID - C24284695	25.490	01-29-26	13,404	12,555
Achieve, Loan ID - C24284884	26.240	01-20-28	13,383	12,536
Achieve, Loan ID - C24286861	9.240	12-16-25	17,420	16,318
Achieve, Loan ID - C24287807	15.240	01-28-26	23,062	21,602
Achieve, Loan ID - C24304679	22.240	01-29-28	7,851	7,354
Achieve, Loan ID - C24305742	25.240	12-16-26	23,928	22,413
Achieve, Loan ID - C24322154	25.490	12-16-25	8,248	7,726
19	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24328234	24.240	01-29-28	35,750	$33,487
Achieve, Loan ID - C24332089	17.490	12-16-25	32,684	30,616
Achieve, Loan ID - C24332351	26.490	01-29-27	44,444	41,631
Achieve, Loan ID - C24333569	22.490	01-20-26	23,115	21,652
Achieve, Loan ID - C24337568	17.990	01-30-26	24,761	23,194
Achieve, Loan ID - C24342663	5.990	01-29-25	4,798	4,494
Achieve, Loan ID - C24347890	26.490	12-16-26	10,975	10,281
Achieve, Loan ID - C24349300	26.990	02-29-28	11,738	10,995
Achieve, Loan ID - C24361791	25.740	02-29-28	35,983	33,705
Achieve, Loan ID - C24363366	24.990	01-29-28	17,931	16,796
Achieve, Loan ID - C24389875	5.990	02-06-25	4,193	3,928
Achieve, Loan ID - C24390487	5.990	02-03-25	5,118	4,794
Achieve, Loan ID - C24616115	25.490	01-30-26	3,762	3,524
Achieve, Loan ID - C24619959	22.240	02-06-28	38,003	35,597
Achieve, Loan ID - C24684691	20.240	02-10-27	7,597	7,116
Achieve, Loan ID - C24692520	21.990	02-06-28	45,140	42,282
Achieve, Loan ID - C24702290	25.490	12-24-27	7,978	7,473
Achieve, Loan ID - C24708215	17.740	02-03-27	17,713	16,592
Achieve, Loan ID - C24708850	26.990	03-07-28	17,338	16,240
Achieve, Loan ID - C24737748	16.240	12-28-26	21,062	19,728
Achieve, Loan ID - C24770901	18.990	12-25-26	20,767	19,453
Achieve, Loan ID - C24782379	26.990	12-27-27	36,984	34,643
Achieve, Loan ID - C24783767	26.990	03-09-28	11,034	10,336
Achieve, Loan ID - C24785164	20.740	12-25-27	15,606	14,618
Achieve, Loan ID - C24786491	26.990	02-08-28	34,271	32,102
Achieve, Loan ID - C24786979	26.990	03-09-28	28,803	26,980
Achieve, Loan ID - C24808124	23.490	02-13-28	21,759	20,381
Achieve, Loan ID - C24808507	18.990	02-02-26	23,259	21,787
Achieve, Loan ID - C24808865	26.990	12-28-27	4,117	3,856
Achieve, Loan ID - C24814257	26.990	03-10-28	13,684	12,818
Achieve, Loan ID - C24818125	5.990	12-28-24	5,958	5,580
Achieve, Loan ID - C24822591	26.990	01-29-28	20,164	18,887
Achieve, Loan ID - C24832561	5.990	01-30-25	3,033	2,841
Achieve, Loan ID - C24838632	26.990	03-11-28	17,090	16,008
Achieve, Loan ID - C24842245	9.240	12-26-27	10,802	10,118
Achieve, Loan ID - C24889861	26.990	03-12-28	17,703	16,583
Achieve, Loan ID - C24891649	23.490	02-01-27	42,314	39,635
Achieve, Loan ID - C24895937	25.490	12-30-25	8,343	7,815
Achieve, Loan ID - C24929161	25.740	03-12-28	18,298	17,140
Achieve, Loan ID - C24931645	21.240	12-30-27	24,773	23,205
Achieve, Loan ID - C24938747	15.990	02-13-26	28,573	26,764
Achieve, Loan ID - C24941009	20.240	02-13-27	11,114	10,411
Achieve, Loan ID - C24941466	26.490	12-30-26	4,683	4,387
Achieve, Loan ID - C31320542	19.990	06-16-28	40,195	37,651
Achieve, Loan ID - C31322342	26.990	06-14-28	11,830	11,081
Achieve, Loan ID - C31323216	5.990	04-30-25	6,772	6,344
Achieve, Loan ID - C31327857	19.990	05-11-28	13,623	12,760
Achieve, Loan ID - C31334156	5.990	06-15-25	8,646	8,099
Achieve, Loan ID - C31335950	5.990	06-27-25	8,671	8,122
Achieve, Loan ID - C31336386	26.990	05-11-28	7,263	6,803
Achieve, Loan ID - C31336469	18.990	06-19-27	21,613	20,245
Achieve, Loan ID - C31339468	15.740	05-01-27	14,024	13,136
Achieve, Loan ID - C31346016	18.740	06-28-27	14,915	13,971
Achieve, Loan ID - C31351535	22.990	06-25-27	43,753	40,984
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	20

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31355554	24.740	06-16-28	10,212	$9,566
Achieve, Loan ID - C31358659	20.740	06-12-28	9,810	9,189
Achieve, Loan ID - C31359319	21.740	06-12-28	9,828	9,206
Achieve, Loan ID - C31361837	16.240	06-21-27	20,564	19,262
Achieve, Loan ID - C31363408	26.990	06-15-28	30,075	28,171
Achieve, Loan ID - C31364411	17.740	06-30-27	41,730	39,089
Achieve, Loan ID - C31368567	16.990	06-20-28	46,277	43,347
Achieve, Loan ID - C31369376	19.240	06-13-28	19,537	18,300
Achieve, Loan ID - C31370479	16.490	06-22-26	38,045	35,637
Achieve, Loan ID - C31371254	21.740	06-16-28	13,991	13,105
Achieve, Loan ID - C31375823	24.240	06-18-27	16,363	15,327
Achieve, Loan ID - C31376581	18.990	06-23-28	11,638	10,902
Achieve, Loan ID - C31381175	5.990	06-13-25	8,622	8,076
Achieve, Loan ID - C31384566	26.990	07-26-28	21,120	19,783
Achieve, Loan ID - C31385927	21.490	06-21-27	10,739	10,059
Achieve, Loan ID - C31386623	18.740	06-15-27	14,955	14,008
Achieve, Loan ID - C31386911	21.990	06-16-28	34,516	32,331
Achieve, Loan ID - C31388466	20.490	06-13-28	13,910	13,030
Achieve, Loan ID - C31388907	20.740	06-16-27	34,031	31,877
Achieve, Loan ID - C31389230	26.990	06-16-28	10,253	9,604
Achieve, Loan ID - C31389516	20.740	06-13-28	28,601	26,791
Achieve, Loan ID - C31389544	18.240	06-15-26	34,965	32,752
Achieve, Loan ID - C31389701	26.990	07-27-28	19,254	18,035
Achieve, Loan ID - C31390638	19.990	06-16-28	37,133	34,782
Achieve, Loan ID - C31390921	22.490	06-13-27	4,511	4,225
Achieve, Loan ID - C31391121	18.740	06-13-27	24,671	23,110
Achieve, Loan ID - C31391521	26.990	06-14-28	8,571	8,029
Achieve, Loan ID - C31391565	21.990	06-21-28	20,765	19,451
Achieve, Loan ID - C31392604	26.990	06-13-28	9,381	8,788
Achieve, Loan ID - C31393020	26.990	07-27-28	6,610	6,191
Achieve, Loan ID - C31393496	22.740	05-09-27	8,013	7,506
Achieve, Loan ID - C31393575	20.240	06-27-25	26,285	24,621
Achieve, Loan ID - C31394502	5.990	05-10-25	7,947	7,444
Achieve, Loan ID - C31394748	23.990	06-29-27	10,705	10,028
Achieve, Loan ID - C31394895	5.990	06-15-25	8,647	8,100
Achieve, Loan ID - C31394906	26.240	06-30-27	284	266
Achieve, Loan ID - C31395045	22.990	05-01-28	12,159	11,389
Achieve, Loan ID - C31395596	18.740	06-29-25	13,278	12,437
Achieve, Loan ID - C31395796	24.240	07-30-28	16,428	15,388
Achieve, Loan ID - C31396148	21.740	06-30-28	20,685	19,375
Achieve, Loan ID - C31396302	26.990	07-26-28	11,010	10,313
Achieve, Loan ID - C31396322	25.240	07-27-28	39,747	37,231
Achieve, Loan ID - C31396425	22.740	07-27-28	6,982	6,540
Achieve, Loan ID - C31396534	26.990	07-29-28	14,410	13,497
Achieve, Loan ID - C31396627	22.240	06-16-27	12,259	11,483
Achieve, Loan ID - C31396644	20.740	06-30-28	22,539	21,113
Achieve, Loan ID - C31396913	20.740	06-16-28	28,821	26,996
Achieve, Loan ID - C31396994	5.990	06-16-25	5,766	5,401
Achieve, Loan ID - C31397404	20.740	06-24-26	42,070	39,407
Achieve, Loan ID - C31398640	18.240	06-27-28	46,273	43,344
Achieve, Loan ID - C31399171	22.990	06-29-28	29,933	28,038
Achieve, Loan ID - C31399327	17.990	07-01-27	46,282	43,352
Achieve, Loan ID - C31401206	19.740	06-15-28	30,413	28,488
Achieve, Loan ID - C31402076	24.240	06-27-26	27,090	25,375
21	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31403150	5.990	06-13-25	8,652	$8,104
Achieve, Loan ID - C31404074	14.740	06-25-27	14,164	13,267
Achieve, Loan ID - C31405619	23.740	06-16-28	9,351	8,759
Achieve, Loan ID - C31407785	19.990	06-25-26	17,906	16,773
Achieve, Loan ID - C31413266	19.740	06-14-26	13,569	12,710
Achieve, Loan ID - C31415051	14.240	06-16-26	4,893	4,583
Achieve, Loan ID - C31416188	26.990	06-20-28	19,423	18,193
Achieve, Loan ID - C31417011	14.490	06-25-26	29,776	27,891
Achieve, Loan ID - C31417783	22.990	06-23-27	29,832	27,944
Achieve, Loan ID - C31419865	21.740	06-20-28	15,583	14,597
Achieve, Loan ID - C31419980	21.740	06-27-28	18,024	16,883
Achieve, Loan ID - C31420248	18.740	06-25-26	10,527	9,860
Achieve, Loan ID - C31421074	22.740	06-23-27	20,057	18,787
Achieve, Loan ID - C31422357	25.240	06-20-28	32,632	30,566
Achieve, Loan ID - C31423384	26.990	06-16-28	23,430	21,947
Achieve, Loan ID - C31424651	26.990	06-14-28	9,390	8,796
Achieve, Loan ID - C31425961	21.490	06-25-28	36,108	33,822
Achieve, Loan ID - C31426877	23.490	06-27-28	39,968	37,438
Achieve, Loan ID - C31428410	26.990	07-28-28	17,114	16,031
Achieve, Loan ID - C31433338	16.490	06-16-26	38,607	36,163
Achieve, Loan ID - C31435684	26.990	07-28-28	34,868	32,661
Achieve, Loan ID - C31439606	18.990	06-16-27	19,022	17,818
Achieve, Loan ID - C31440568	19.990	06-15-28	17,277	16,183
Achieve, Loan ID - C31441260	13.490	06-15-26	40,079	37,542
Achieve, Loan ID - C31441788	18.740	06-20-26	14,244	13,342
Achieve, Loan ID - C31446756	18.990	06-29-27	13,571	12,712
Achieve, Loan ID - C31449964	19.740	06-16-27	13,246	12,408
Achieve, Loan ID - C31452997	26.990	06-16-28	26,348	24,681
Achieve, Loan ID - C31454028	22.990	06-29-28	30,175	28,265
Achieve, Loan ID - C32811890	18.740	11-21-27	42,325	42,490
Achieve, Loan ID - C34505079	18.990	11-20-28	19,736	19,813
Achieve, Loan ID - C34505570	17.240	11-17-26	11,562	11,607
Achieve, Loan ID - C34651006	25.240	10-06-27	9,821	9,859
Achieve, Loan ID - C34665747	23.990	11-16-28	45,376	45,552
Achieve, Loan ID - C34675568	23.240	10-05-28	23,939	24,032
Achieve, Loan ID - C34722397	13.990	11-20-27	13,117	13,168
Achieve, Loan ID - C34739349	25.990	12-19-28	6,548	6,573
Achieve, Loan ID - C34763286	14.490	11-20-26	20,624	20,705
Achieve, Loan ID - C34778675	19.990	10-06-27	19,770	19,847
Achieve, Loan ID - C34779071	15.240	11-20-28	15,280	15,340
Achieve, Loan ID - C34779142	19.740	11-08-25	11,207	11,251
Achieve, Loan ID - C34779309	21.240	11-21-27	15,063	15,121
Achieve, Loan ID - C34779394	5.990	11-10-25	9,289	9,325
Achieve, Loan ID - C34779602	20.240	11-21-28	22,889	22,979
Achieve, Loan ID - C34780174	21.990	11-19-25	11,662	11,707
Achieve, Loan ID - C34780323	5.990	10-01-25	9,231	9,267
Achieve, Loan ID - C34822398	21.240	11-17-27	14,758	14,815
Achieve, Loan ID - C34826356	21.240	11-20-27	28,441	28,552
Achieve, Loan ID - C34859657	25.990	11-18-28	23,247	23,337
Achieve, Loan ID - C34864763	25.990	11-15-28	20,037	20,115
Achieve, Loan ID - C34868243	24.490	12-20-28	23,006	23,096
Achieve, Loan ID - C34873664	25.990	12-20-28	20,804	20,886
Achieve, Loan ID - C34887555	14.990	10-06-28	11,708	11,754
Achieve, Loan ID - C34895842	14.240	10-06-26	14,158	14,213
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	22

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C34899068	16.240	11-07-26	21,773	$21,858
Achieve, Loan ID - C34902889	25.990	12-20-28	21,696	21,780
Achieve, Loan ID - C34903520	25.990	11-07-28	16,386	16,450
Achieve, Loan ID - C34903753	13.990	11-10-28	39,069	39,221
Achieve, Loan ID - C34903826	21.740	11-10-27	38,935	39,087
Achieve, Loan ID - C34905741	25.990	12-19-28	15,047	15,106
Achieve, Loan ID - C34910473	24.240	11-20-26	29,046	29,159
Achieve, Loan ID - C34912116	14.740	11-07-28	11,733	11,778
Achieve, Loan ID - C34912420	23.740	11-07-28	10,195	10,235
Achieve, Loan ID - C34913209	19.240	11-07-28	3,026	3,038
Achieve, Loan ID - C34914614	21.740	11-20-27	23,506	23,598
Achieve, Loan ID - C34914735	25.240	11-15-27	20,459	20,538
Achieve, Loan ID - C34915281	21.740	11-21-28	22,278	22,364
Achieve, Loan ID - C34917068	20.240	11-15-27	43,889	44,060
Achieve, Loan ID - C34917496	5.990	11-21-25	7,534	7,563
Achieve, Loan ID - C34918363	5.990	11-15-25	6,011	6,034
Achieve, Loan ID - C34918779	19.490	09-30-25	4,416	4,433
Achieve, Loan ID - C34921910	5.990	11-07-25	9,207	9,243
Achieve, Loan ID - C34924262	24.490	11-10-27	15,723	15,784
Achieve, Loan ID - C34925650	21.240	11-21-28	19,749	19,826
Achieve, Loan ID - C34926483	25.990	08-25-28	15,538	15,599
Achieve, Loan ID - C34927376	20.490	11-21-28	12,732	12,782
Arivo, Loan ID - C1378970 (G)	18.980	05-22-29	32,968	33,226
Arivo, Loan ID - C1380541	21.950	05-22-29	41,954	42,282
Arivo, Loan ID - C1381078	21.260	05-27-29	21,834	22,005
Arivo, Loan ID - C1381533	18.000	05-13-29	21,128	21,293
Arivo, Loan ID - C1381892	20.000	11-17-27	19,664	19,817
Arivo, Loan ID - C1381923	20.150	05-23-29	21,711	21,881
Arivo, Loan ID - C1382134	18.400	05-14-29	30,818	31,059
Arivo, Loan ID - C1382501	20.570	04-30-29	18,376	18,520
Arivo, Loan ID - C1382709	18.000	05-15-29	22,019	22,190
Arivo, Loan ID - C1382756	9.050	05-26-29	36,819	37,106
Arivo, Loan ID - C1383648	22.830	11-12-27	20,929	21,093
Arivo, Loan ID - C1383751 (G)	20.000	05-19-29	19,421	19,572
Arivo, Loan ID - C1384070	18.340	05-23-29	18,769	18,915
Arivo, Loan ID - C1384310	20.000	05-26-29	44,897	45,248
Arivo, Loan ID - C1384317	20.550	05-18-29	25,231	25,427
Arivo, Loan ID - C1384388	22.310	06-01-29	28,546	28,769
Arivo, Loan ID - C1384529	22.200	05-30-29	24,621	24,813
Arivo, Loan ID - C1384700	22.000	05-18-29	37,929	38,225
Arivo, Loan ID - C1385054	16.820	05-18-29	27,907	28,124
Arivo, Loan ID - C1385469	22.990	11-19-28	15,790	15,913
Arivo, Loan ID - C1385521 (G)	20.000	11-19-27	30,772	31,012
Arivo, Loan ID - C1385526	20.570	05-30-29	24,688	24,881
Arivo, Loan ID - C1385540	13.340	05-19-29	39,044	39,349
Arivo, Loan ID - C1385548	14.700	05-04-29	38,096	38,393
Arivo, Loan ID - C1385607	18.180	05-29-29	27,379	27,593
Arivo, Loan ID - C1385661	20.000	05-21-29	39,501	39,809
Arivo, Loan ID - C1385838	17.850	05-29-29	28,051	28,270
Arivo, Loan ID - C1385901 (G)	19.030	05-22-29	36,905	37,192
Arivo, Loan ID - C1386089	20.200	05-22-29	17,098	17,232
Arivo, Loan ID - C1386122	12.640	05-10-29	16,123	16,249
Arivo, Loan ID - C1386584	20.000	05-21-29	19,901	20,056
Arivo, Loan ID - C1386680	17.000	05-21-29	27,270	27,483
23	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1386731	13.450	05-23-29	30,513	$30,751
Arivo, Loan ID - C1387131	18.000	05-21-29	22,325	22,499
Arivo, Loan ID - C1387295	18.890	05-22-29	28,892	29,117
Arivo, Loan ID - C1387393	16.860	05-25-29	34,472	34,741
Arivo, Loan ID - C1387501	18.900	05-22-29	13,177	13,280
Arivo, Loan ID - C1387732	20.660	05-23-29	25,257	25,454
Arivo, Loan ID - C1387765	22.560	05-23-29	21,520	21,688
Arivo, Loan ID - C1387802	18.000	05-22-29	20,963	21,127
Arivo, Loan ID - C1387840	20.110	05-22-29	22,763	22,941
Arivo, Loan ID - C1387867	20.000	05-25-29	25,449	25,647
Arivo, Loan ID - C1387978	13.990	05-12-29	25,341	25,539
Arivo, Loan ID - C1388209	16.370	05-23-29	24,515	24,706
Arivo, Loan ID - C1388253	16.980	05-26-29	22,643	22,819
Arivo, Loan ID - C1388265	20.410	05-23-29	22,182	22,355
Arivo, Loan ID - C1388326	18.000	05-23-29	43,717	44,058
Arivo, Loan ID - C1388383	18.000	05-23-29	21,761	21,931
Arivo, Loan ID - C1388406	16.500	05-23-29	10,600	10,683
Arivo, Loan ID - C1388509	21.260	05-25-29	29,316	29,544
Arivo, Loan ID - C1388512	18.000	05-23-29	27,499	27,713
Arivo, Loan ID - C1388568 (G)	18.670	05-23-29	36,634	36,920
Arivo, Loan ID - C1388689	21.930	05-25-29	20,757	20,919
Arivo, Loan ID - C1388696	19.230	05-12-29	26,691	26,899
Arivo, Loan ID - C1388855	22.900	05-15-29	25,599	25,798
Arivo, Loan ID - C1388947	17.460	05-23-29	28,922	29,147
Arivo, Loan ID - C1388993	18.210	05-23-29	30,517	30,755
Arivo, Loan ID - C1389039	18.710	05-09-29	34,705	34,976
Arivo, Loan ID - C1389201	14.610	05-14-29	36,542	36,827
Arivo, Loan ID - C1389213	18.000	05-31-29	27,379	27,593
Arivo, Loan ID - C1389271	21.880	06-01-29	21,737	21,906
Arivo, Loan ID - C1389288	17.380	05-12-29	25,026	25,221
Arivo, Loan ID - C1389338	20.350	05-25-29	34,058	34,324
Arivo, Loan ID - C1389412	18.350	05-26-29	48,243	48,619
Arivo, Loan ID - C1389425	16.390	06-01-29	25,155	25,351
Arivo, Loan ID - C1389461	19.760	05-29-29	3,821	3,851
Arivo, Loan ID - C1389469	20.000	05-25-29	25,318	25,516
Arivo, Loan ID - C1389502	19.740	05-28-29	26,738	26,946
Arivo, Loan ID - C1389530	20.130	05-26-29	23,359	23,541
Arivo, Loan ID - C1389587	13.740	05-25-29	37,639	37,933
Arivo, Loan ID - C1389712	22.080	05-25-29	48,748	49,128
Arivo, Loan ID - C1389869	17.250	11-25-27	12,370	12,466
Arivo, Loan ID - C1389887 (G)	20.110	05-25-29	25,376	25,574
Arivo, Loan ID - C1389972	15.580	05-26-29	26,184	26,388
Arivo, Loan ID - C1389981	15.060	05-29-29	37,141	37,431
Arivo, Loan ID - C1389986	17.820	05-26-29	48,638	49,018
Arivo, Loan ID - C1390024 (G)	18.000	05-29-29	28,046	28,265
Arivo, Loan ID - C1390027	17.150	05-23-29	30,381	30,618
Arivo, Loan ID - C1390140	21.880	05-26-29	16,975	17,108
Arivo, Loan ID - C1390165	20.080	05-26-29	24,314	24,503
Arivo, Loan ID - C1390258	20.500	05-11-29	20,085	20,242
Arivo, Loan ID - C1390331	15.310	05-26-29	38,840	39,143
Arivo, Loan ID - C1390345	20.000	11-26-27	21,584	21,753
Arivo, Loan ID - C1390393	16.370	05-27-29	15,865	15,989
Arivo, Loan ID - C1390443	17.030	05-26-29	35,984	36,265
Arivo, Loan ID - C1390475	20.890	05-26-29	23,430	23,613
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	24

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1390501	15.920	05-26-29	38,478	$38,779
Arivo, Loan ID - C1390516	18.000	05-26-29	44,965	45,316
Arivo, Loan ID - C1390616	20.000	05-26-29	35,172	35,446
Arivo, Loan ID - C1390630	15.360	05-26-29	22,909	23,088
Arivo, Loan ID - C1390640	20.000	05-25-29	29,656	29,887
Arivo, Loan ID - C1390700	20.000	05-27-29	25,162	25,358
Arivo, Loan ID - C1390709	18.000	05-27-29	26,957	27,167
Arivo, Loan ID - C1390735	18.060	05-13-29	35,381	35,657
Arivo, Loan ID - C1390766	17.830	05-27-29	20,673	20,834
Arivo, Loan ID - C1390785	21.580	05-29-29	19,721	19,875
Arivo, Loan ID - C1390807	22.540	05-27-29	19,181	19,330
Arivo, Loan ID - C1390816	16.870	05-27-29	33,282	33,542
Arivo, Loan ID - C1390907	17.010	05-27-29	24,827	25,021
Arivo, Loan ID - C1390935	16.170	05-29-29	31,258	31,502
Arivo, Loan ID - C1391006	18.430	05-27-29	23,751	23,936
Arivo, Loan ID - C1391008	21.850	05-27-29	22,848	23,027
Arivo, Loan ID - C1391067	17.910	05-27-29	27,949	28,167
Arivo, Loan ID - C1391070	16.640	05-27-29	29,460	29,690
Arivo, Loan ID - C1391235	17.930	05-30-29	22,392	22,567
Arivo, Loan ID - C1391262	16.960	05-27-29	20,398	20,557
Arivo, Loan ID - C1391263	18.000	05-27-29	30,711	30,951
Arivo, Loan ID - C1391280	20.260	05-27-29	24,152	24,340
Arivo, Loan ID - C1391342	14.930	05-28-29	20,021	20,177
Arivo, Loan ID - C1391427	19.880	05-28-29	34,838	35,109
Arivo, Loan ID - C1391483	16.470	05-28-29	42,376	42,707
Arivo, Loan ID - C1391583	14.620	05-13-29	39,815	40,125
Arivo, Loan ID - C1391610 (G)	20.570	05-13-29	21,814	21,984
Arivo, Loan ID - C1391647	20.570	05-29-29	27,583	27,798
Arivo, Loan ID - C1391652	19.570	05-25-29	16,153	16,279
Arivo, Loan ID - C1391694	20.000	05-28-29	42,876	43,210
Arivo, Loan ID - C1391729	17.080	05-28-29	19,242	19,392
Arivo, Loan ID - C1391736	16.550	05-29-29	48,031	48,406
Arivo, Loan ID - C1391810	18.520	05-29-29	36,944	37,233
Arivo, Loan ID - C1391813	18.000	06-02-29	29,862	30,094
Arivo, Loan ID - C1391836	21.000	05-30-29	18,394	18,537
Arivo, Loan ID - C1391838	22.660	05-28-29	26,190	26,394
Arivo, Loan ID - C1391950	16.250	05-13-29	11,146	11,233
Arivo, Loan ID - C1392009	16.290	11-13-27	10,313	10,393
Arivo, Loan ID - C1392016	20.470	05-30-29	28,049	28,268
Arivo, Loan ID - C1392078	18.000	05-28-29	16,124	16,250
Arivo, Loan ID - C1392104	18.000	05-28-29	25,167	25,363
Arivo, Loan ID - C1392195	17.980	05-29-29	35,034	35,307
Arivo, Loan ID - C1392202	16.430	05-29-29	48,662	49,041
Arivo, Loan ID - C1392228	13.720	05-29-29	49,031	49,409
Arivo, Loan ID - C1392258	18.000	05-29-29	22,286	22,460
Arivo, Loan ID - C1392320	17.980	05-14-29	33,607	33,869
Arivo, Loan ID - C1392322	20.610	11-14-27	16,926	17,058
Arivo, Loan ID - C1392327	18.000	05-14-29	27,621	27,836
Arivo, Loan ID - C1392364	22.070	05-29-29	25,215	25,411
Arivo, Loan ID - C1392401	21.440	05-29-29	23,984	24,171
Arivo, Loan ID - C1392420	14.430	11-29-27	25,275	25,472
Arivo, Loan ID - C1392421	20.000	05-28-29	26,685	26,894
Arivo, Loan ID - C1392514	20.000	05-29-29	23,011	23,191
Arivo, Loan ID - C1392527	14.780	05-29-29	47,192	47,561
25	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1392568	14.740	05-29-29	22,892	$23,071
Arivo, Loan ID - C1392580	14.420	05-30-29	28,490	28,712
Arivo, Loan ID - C1392630	17.490	05-29-29	28,855	29,080
Arivo, Loan ID - C1392634	17.960	05-14-29	26,079	26,283
Arivo, Loan ID - C1392651	20.270	06-02-29	24,726	24,919
Arivo, Loan ID - C1392710	19.820	06-03-29	24,370	24,560
Arivo, Loan ID - C1392719 (G)	18.000	06-02-29	29,228	29,455
Arivo, Loan ID - C1392768	18.000	05-15-29	22,870	23,049
Arivo, Loan ID - C1392780	24.050	05-29-29	20,302	20,460
Arivo, Loan ID - C1392838	18.000	05-14-29	26,270	26,475
Arivo, Loan ID - C1392840	18.140	05-29-29	26,113	26,316
Arivo, Loan ID - C1392844	17.970	05-29-29	24,734	24,927
Arivo, Loan ID - C1392924	22.500	06-04-29	27,144	27,356
Arivo, Loan ID - C1392961	20.570	05-30-29	39,500	39,808
Arivo, Loan ID - C1392970	20.000	05-15-29	17,616	17,753
Arivo, Loan ID - C1392982	20.060	05-25-29	29,805	30,038
Arivo, Loan ID - C1393035	12.830	05-30-29	46,740	47,105
Arivo, Loan ID - C1393075	15.310	05-15-29	25,645	25,845
Arivo, Loan ID - C1393081	14.660	05-30-29	21,777	21,947
Arivo, Loan ID - C1393111	17.560	05-29-29	30,878	31,119
Arivo, Loan ID - C1393122	18.260	05-30-29	20,091	20,248
Arivo, Loan ID - C1393159	21.090	11-25-27	19,052	19,200
Arivo, Loan ID - C1393172	18.920	05-30-29	24,609	24,801
Arivo, Loan ID - C1393204	20.560	05-30-29	19,215	19,365
Arivo, Loan ID - C1393263	19.710	05-30-29	21,244	21,410
Arivo, Loan ID - C1393343	19.960	05-26-29	17,273	17,407
Arivo, Loan ID - C1393348	20.300	05-30-29	12,829	12,929
Arivo, Loan ID - C1393368	19.450	05-30-29	32,385	32,638
Arivo, Loan ID - C1393370	18.000	05-15-29	9,260	9,332
Arivo, Loan ID - C1393405	20.570	05-27-29	21,649	21,818
Arivo, Loan ID - C1393437	20.880	05-30-29	22,177	22,350
Arivo, Loan ID - C1393464	19.580	05-30-29	24,885	25,079
Arivo, Loan ID - C1393472	20.000	05-30-29	37,412	37,703
Arivo, Loan ID - C1393511	18.000	05-30-29	22,803	22,981
Arivo, Loan ID - C1393576	21.540	05-30-29	30,003	30,238
Arivo, Loan ID - C1393593	14.460	06-01-29	25,764	25,965
Arivo, Loan ID - C1393720	14.520	05-30-29	25,328	25,526
Arivo, Loan ID - C1393734	16.870	05-25-29	40,382	40,697
Arivo, Loan ID - C1393753	19.860	11-15-27	17,969	18,109
Arivo, Loan ID - C1393794	16.560	05-30-29	30,279	30,516
Arivo, Loan ID - C1393907 (G)	13.250	05-30-29	29,127	29,354
Arivo, Loan ID - C1393979	21.130	05-16-29	43,679	44,020
Arivo, Loan ID - C1394001	21.320	05-30-29	39,411	39,718
Arivo, Loan ID - C1394007	21.300	05-30-29	20,080	20,236
Arivo, Loan ID - C1394018	19.780	12-01-27	20,668	20,829
Arivo, Loan ID - C1394076	18.670	06-01-29	28,102	28,321
Arivo, Loan ID - C1394218	17.260	05-17-29	21,290	21,456
Arivo, Loan ID - C1394326	13.540	06-01-29	46,310	46,671
Arivo, Loan ID - C1394447	15.570	06-01-29	27,170	27,382
Arivo, Loan ID - C1394484	20.000	06-01-29	17,201	17,335
Arivo, Loan ID - C1394517	20.000	06-02-29	29,798	30,031
Arivo, Loan ID - C1394590	14.710	05-17-29	20,906	21,069
Arivo, Loan ID - C1394614	16.820	06-01-29	32,724	32,979
Arivo, Loan ID - C1394658	17.900	06-01-29	27,651	27,867
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	26

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1394691	15.960	06-01-29	33,304	$33,563
Arivo, Loan ID - C1394693	18.040	06-01-29	30,867	31,108
Arivo, Loan ID - C1394703	18.010	06-01-29	20,259	20,417
Arivo, Loan ID - C1394755	14.930	06-02-29	39,839	40,149
Arivo, Loan ID - C1394761	18.000	06-01-29	24,344	24,534
Arivo, Loan ID - C1394800	23.340	06-01-29	27,693	27,909
Arivo, Loan ID - C1394905	21.820	06-04-29	38,234	38,533
Arivo, Loan ID - C1394975	16.750	05-26-29	22,808	22,986
Arivo, Loan ID - C1395005	12.230	06-01-29	37,156	37,446
Arivo, Loan ID - C1395036	18.600	05-18-29	28,983	29,209
Arivo, Loan ID - C1395055	18.950	06-02-29	35,516	35,793
Arivo, Loan ID - C1395098	14.860	06-02-29	46,987	47,353
Arivo, Loan ID - C1395177	14.990	06-02-29	30,993	31,235
Arivo, Loan ID - C1395182	17.670	06-02-29	14,907	15,023
Arivo, Loan ID - C1395224 (G)	21.190	06-02-29	27,725	27,941
Arivo, Loan ID - C1395239	17.130	05-30-29	30,606	30,845
Arivo, Loan ID - C1395328 (G)	20.000	05-18-29	30,505	30,743
Arivo, Loan ID - C1395338	19.730	06-03-29	26,613	26,820
Arivo, Loan ID - C1395354	15.560	06-02-29	32,482	32,736
Arivo, Loan ID - C1395472	17.210	06-02-29	34,593	34,863
Arivo, Loan ID - C1395484	19.030	05-18-29	23,002	23,182
Arivo, Loan ID - C1395714	18.000	06-02-29	22,818	22,996
Arivo, Loan ID - C1395903	20.000	12-03-27	10,368	10,449
Arivo, Loan ID - C1395914	16.090	06-03-29	24,136	24,324
Arivo, Loan ID - C1395983	16.840	06-03-29	24,270	24,459
Arivo, Loan ID - C1396446	20.570	06-04-29	24,769	24,963
Arivo, Loan ID - C1396488	16.170	06-03-29	24,475	24,666
Arivo, Loan ID - C1397113	19.680	06-04-29	29,124	29,351
Arivo, Loan ID - C1397185	20.570	06-04-29	19,368	19,519
Arivo, Loan ID - C1397666	21.960	06-05-29	22,217	22,390
Arivo, Loan ID - C1480324	18.000	09-02-29	29,803	30,036
Arivo, Loan ID - C1482643	18.000	09-09-29	32,236	32,488
Arivo, Loan ID - C1483188	14.640	09-07-29	44,035	44,378
Arivo, Loan ID - C1483586	24.370	09-07-29	29,145	29,372
Arivo, Loan ID - C1485900	19.770	09-10-29	23,030	23,209
Arivo, Loan ID - C1486798	21.980	09-12-29	20,676	20,837
Arivo, Loan ID - C1486827	20.110	03-12-28	12,127	12,222
Arivo, Loan ID - C1487273	20.000	09-12-29	32,726	32,981
Arivo, Loan ID - C1488090	20.000	09-15-29	23,004	23,183
Arivo, Loan ID - C1488149	17.370	09-17-29	46,557	46,920
Arivo, Loan ID - C1488220	21.000	09-14-29	15,682	15,804
Arivo, Loan ID - C1488570	12.980	09-14-29	25,806	26,007
Arivo, Loan ID - C1488990	18.000	09-15-29	37,607	37,901
Arivo, Loan ID - C1489048	17.770	08-30-29	30,099	30,334
Arivo, Loan ID - C1489057	18.020	09-15-29	25,367	25,565
Arivo, Loan ID - C1489582	16.430	09-16-29	20,708	20,869
Arivo, Loan ID - C1490051	20.000	09-17-29	32,142	32,393
Arivo, Loan ID - C1490293	18.580	09-02-29	33,676	33,938
Arivo, Loan ID - C1490515	19.680	09-04-29	29,490	29,720
Arivo, Loan ID - C1490741	18.890	09-17-29	45,356	45,710
Arivo, Loan ID - C1491219	17.650	09-04-29	39,649	39,958
Arivo, Loan ID - C1491340	15.510	09-04-29	28,903	29,128
Arivo, Loan ID - C1491409	17.650	09-20-29	29,182	29,410
Arivo, Loan ID - C1491461	17.070	09-19-29	47,508	47,879
27	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1491789	22.620	03-20-28	21,075	$21,239
Arivo, Loan ID - C1492283	20.650	03-21-28	18,128	18,269
Arivo, Loan ID - C1492310	20.890	09-21-29	30,795	31,035
Arivo, Loan ID - C1492454	19.010	09-07-29	24,651	24,843
Arivo, Loan ID - C1492664	18.000	09-06-29	21,535	21,703
Arivo, Loan ID - C1492950	22.610	09-22-29	22,850	23,028
Arivo, Loan ID - C1493370	19.430	09-22-29	31,618	31,865
Arivo, Loan ID - C1493394	24.340	09-22-29	22,605	22,781

Arivo, Loan ID - C1493661	21.050	09-23-29	36,992	37,281
Term loans (I) 6.2%				$9,235,483
(Cost $9,201,940)
Commercial real estate lending 6.2%				9,235,483
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (E)	10.525	08-11-26	4,769,449	4,745,602

Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (E)	10.356	01-11-27	4,503,205	4,489,881
Special purpose vehicles 5.2%				$7,880,640
(Cost $7,962,137)
Transportation assets 5.2%				7,880,640
MSN 803 Trust (E)			7,882,217	7,880,640

Corporate asset-based credit 3.4%				$5,084,000
(Cost $5,000,000)
Materials 3.4%				5,084,000
CG Finance A LP
Series 2013-1, Class A (E)	11.500	06-28-28	5,000,000	5,084,000

Consumer-related assets 2.7%				$4,114,661
(Cost $4,182,305)
Consumer loans 2.7%				4,114,661
ACHV ABS Trust
Series 2023-3PL, Class R (A)(E)(J)	—	08-19-30	2,637	1,051,658
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(E)(J)	—	04-25-43	5,000	3,063,003

Credit-linked notes 0.9%				$1,408,058
(Cost $1,395,236)
Consumer loans 0.9%				1,408,058
U.S. Bank NA Auto Credit-Linked Note (A)	13.597	08-25-32	1,395,236	1,408,058

	Yield (%)	Shares	Value
Short-term investments 3.8%			$5,636,524
(Cost $5,636,524)
Short-term funds 3.8%			5,636,524
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.3001(K)	4,367,779	4,367,779
U.S. Bank Money Market Deposit Account	4.4700(K)	194,467	194,467
Wilmington U.S. Government Money Market Fund, Institutional Class	5.1500(K)	1,074,278	1,074,278

Total investments (Cost $146,254,965) 97.9%	$147,244,857
Other assets and liabilities, net 2.1%	3,122,074
Total net assets 100.0%	$150,366,931

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	28

Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $75,512,728 or 50.2% of the fund’s net assets as of 1-31-24.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Loans are privately issued. Loan originator and/or seller is reflected.
(E)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing - Borrower is in default.
(G)	Non-income producing security.
(H)	The underlying loans have matured but are still in the repayment process.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(K)	The rate shown is the annualized seven-day yield as of 1-31-24.
29	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	29	Short	Mar 2024	$(5,909,644)	$(5,964,031)	$(54,387)
3-Year U.S. Treasury Note Futures	6	Short	Mar 2024	(1,245,984)	(1,263,750)	(17,766)
						$(72,153)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	30

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are valued at the end of each month at a minimum.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments, including special purpose vehicles, are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Asset backed securities	$72,558,371	—	$72,558,371	—
Residential loans	29,045,911	—	263,750	$28,782,161
Consumer loans	12,281,209	—	—	12,281,209
Term loans	9,235,483	—	—	9,235,483
Special purpose vehicles	7,880,640	—	—	7,880,640
Corporate asset-based credit	5,084,000	—	—	5,084,000
Consumer-related assets	4,114,661	—	—	4,114,661
Credit-linked notes	1,408,058	—	1,408,058	—
Short-term investments	5,636,524	$5,442,057	194,467	—
Total investments in securities	$147,244,857	$5,442,057	$74,424,646	$67,378,154
Derivatives:
Liabilities
Futures	$(72,153)	$(72,153)	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Residential loans	Consumer loans	Term loans	Special purpose vehicles	Corporate asset based credit	Consumer- related assets	Credit-linked notes	Total
Balance as of 10-31-23	$22,854,427	$13,671,209	$4,702,267	$7,806,548	$4,980,500	$4,258,756	$2,850,288	$61,123,995
Purchases	5,924,147	—	4,544,805	3,899	—	—	—	10,472,851
Sales	(1,088,646)	(1,263,235)	(15,559)	—	—	(234,330)	(2,806,020)	(5,407,790)
Realized gain (loss)	190,656	(166,932)	—	—	—	—	(49,980)	(26,256)
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	Residential loans	Consumer loans	Term loans	Special purpose vehicles	Corporate asset based credit	Consumer- related assets	Credit-linked notes	Total
Net amortization of (premium) discount	—	(18,181)	4,303	—	—	—	—	(13,878)
Change in unrealized appreciation (depreciation)	901,577	58,348	(333)	70,193	103,500	90,235	5,712	1,229,232
Balance as of 1-31-24	$28,782,161	$12,281,209	$9,235,483	$7,880,640	$5,084,000	$4,114,661	—	$67,378,154
Change in unrealized appreciation (depreciation) at period end[1]	$907,147	$96,618	$(333)	$70,193	$103,500	$90,235	—	$1,267,360

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair value at 1-31-24	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$28,782,161	Discounted cash flow Recent transaction	Discount rate Transaction price	7.27%-13.98% $72.40-$100.00	9.89% $96.32
Consumer loans	12,281,209	Discounted cash flow Recent transaction	Discount rate Transaction price	8.81%-11.87% $100.50	9.62% $100.50
Term loans	9,235,483	Discounted cash flow Recent transaction	Discount rate	8.99% $99.70-$100.00	8.99% $99.85
Special purpose vehicles	7,880,640	Discounted cash flow	Discount rate	10.67%	10.67%
Corporate asset-based credit	5,084,000	Discounted cash flow Recent transaction	Discount rate	11.61% $100.00	11.61% $100.00
Consumer-related assets	4,114,661	Discounted cash flow	Discount rate	11.36%-21.85%	14.04%
Total	$67,378,154
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of January 31, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund
•     JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
•     JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
•     JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
•     John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
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The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft, which is currently subject to a lease arrangement. The fund has determined that MSN 803 Trust is an operating company, and therefore does not consolidate its investment in MSN 803 Trust as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
33	|